UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00653

Putnam Income Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Income Fund
Class A [PINCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,042,405,574
Total Number of Portfolio Holdings*	1,146
Portfolio Turnover Rate	348%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSA-0625

Putnam Income Fund
Class C [PUICX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$75	1.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,042,405,574
Total Number of Portfolio Holdings*	1,146
Portfolio Turnover Rate	348%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSC-0625

Putnam Income Fund
Class M [PNCMX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class M	$50	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,042,405,574
Total Number of Portfolio Holdings*	1,146
Portfolio Turnover Rate	348%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSM-0625

Putnam Income Fund
Class R [PIFRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$50	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,042,405,574
Total Number of Portfolio Holdings*	1,146
Portfolio Turnover Rate	348%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSR-0625

Putnam Income Fund
Class R5 [PINFX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,042,405,574
Total Number of Portfolio Holdings*	1,146
Portfolio Turnover Rate	348%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSR5-0625

Putnam Income Fund
Class R6 [PINHX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,042,405,574
Total Number of Portfolio Holdings*	1,146
Portfolio Turnover Rate	348%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSR6-0625

Putnam Income Fund
Class Y [PNCYX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$25	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,042,405,574
Total Number of Portfolio Holdings*	1,146
Portfolio Turnover Rate	348%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Income Fund	PAGE 1	38901-STSY-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Income Fund
Financial Statements and Other Important Information
Semi-Annual | April 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 43
Notes to Financial Statements 48
Changes In and Disagreements with Accountants 65
Results of Meeting(s) of Shareholders 65
Remuneration Paid to Directors, Officers and Others 65
Board Approval of Management and Subadvisory Agreements 65

Putnam Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.25 $5.05 $5.47 $6.88 $7.31 $7.25
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.23 0.23 0.19 0.16 0.16
Net realized and unrealized gains (losses) —
c
0.36 (0.17) (1.33) (0.22) 0.17
Total from investment operations ........ 0.12 0.59 0.06 (1.14) (0.06) 0.33
Less distributions from:
Net investment income .............. (0.32) (0.39) (0.48) (0.27) (0.14) (0.06)
Net realized gains ................. — — — — (0.23) (0.21)
Total distributions ................... (0.32) (0.39) (0.48) (0.27) (0.37) (0.27)
Net asset value, end of period .......... $5.05 $5.25 $5.05 $5.47 $6.88 $7.31
Total return
d
....................... 2.53% 11.99% 0.80% (17.05)% (0.94)% 4.80%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.86% 0.87% 0.86% 0.83% 0.84%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.74% 0.75% 0.75% 0.73% 0.74%
Net investment income ............... 4.69% 4.41% 4.32% 3.06% 2.30% 2.19%
Supplemental data
Net assets, end of period (000’s) ........ $386,352 $407,325 $421,321 $489,179 $705,423 $814,135
Portfolio turnover rate ................ 348% 900% 1123% 865% 1038% 1025%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.19 $4.99 $5.41 $6.81 $7.23 $7.18
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.19 0.19 0.14 0.11 0.10
Net realized and unrealized gains (losses) (0.01) 0.37 (0.17) (1.32) (0.21) 0.17
Total from investment operations ........ 0.09 0.56 0.02 (1.18) (0.10) 0.27
Less distributions from:
Net investment income .............. (0.30) (0.36) (0.44) (0.22) (0.09) (0.01)
Net realized gains ................. — — — — (0.23) (0.21)
Total distributions ................... (0.30) (0.36) (0.44) (0.22) (0.32) (0.22)
Net asset value, end of period .......... $4.98 $5.19 $4.99 $5.41 $6.81 $7.23
Total return
c
....................... 1.96% 11.32% 0.04% (17.72)% (1.56)% 3.95%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.61% 1.61% 1.62% 1.61% 1.58% 1.59%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.49% 1.49% 1.50% 1.50% 1.48% 1.49%
Net investment income ............... 3.94% 3.66% 3.60% 2.27% 1.55% 1.46%
Supplemental data
Net assets, end of period (000’s) ........ $22,110 $26,518 $29,291 $40,130 $75,865 $120,340
Portfolio turnover rate ................ 348% 900% 1123% 865% 1038% 1025%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class M
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.03 $4.85 $5.27 $6.65 $7.08 $7.03
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.21 0.21 0.17 0.14 0.14
Net realized and unrealized gains (losses) —
c
0.35 (0.16) (1.29) (0.21) 0.17
Total from investment operations ........ 0.11 0.56 0.05 (1.12) (0.07) 0.31
Less distributions from:
Net investment income .............. (0.32) (0.38) (0.47) (0.26) (0.13) (0.05)
Net realized gains ................. — — — — (0.23) (0.21)
Total distributions ................... (0.32) (0.38) (0.47) (0.26) (0.36) (0.26)
Net asset value, end of period .......... $4.82 $5.03 $4.85 $5.27 $6.65 $7.08
Total return
d
....................... 2.30% 11.80% 0.59% (17.36)% (1.16)% 4.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.11% 1.12% 1.11% 1.08% 1.09%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.99% 0.99% 1.00% 1.00% 0.98% 0.99%
Net investment income ............... 4.44% 4.16% 4.06% 2.82% 2.05% 1.97%
Supplemental data
Net assets, end of period (000’s) ........ $30,582 $32,682 $34,081 $38,812 $53,418 $60,661
Portfolio turnover rate ................ 348% 900% 1123% 865% 1038% 1025%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.18 $4.98 $5.40 $6.81 $7.23 $7.18
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.21 0.22 0.17 0.14 0.14
Net realized and unrealized gains (losses) —
c
0.37 (0.17) (1.32) (0.20) 0.17
Total from investment operations ........ 0.11 0.58 0.05 (1.15) (0.06) 0.31
Less distributions from:
Net investment income .............. (0.32) (0.38) (0.47) (0.26) (0.13) (0.05)
Net realized gains ................. — — — — (0.23) (0.21)
Total distributions ................... (0.32) (0.38) (0.47) (0.26) (0.36) (0.26)
Net asset value, end of period .......... $4.97 $5.18 $4.98 $5.40 $6.81 $7.23
Total return
d
....................... 2.23% 11.90% 0.58% (17.41)% (1.03)% 4.46%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.11% 1.12% 1.11% 1.08% 1.09%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.99% 0.99% 1.00% 1.00% 0.98% 0.99%
Net investment income ............... 4.44% 4.15% 4.09% 2.82% 2.05% 1.95%
Supplemental data
Net assets, end of period (000’s) ........ $4,878 $4,715 $6,266 $7,488 $11,023 $11,932
Portfolio turnover rate ................ 348% 900% 1123% 865% 1038% 1025%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.34 $5.12 $5.54 $6.97 $7.39 $7.33
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.25 0.25 0.21 0.18 0.18
Net realized and unrealized gains (losses) (0.01) 0.38 (0.17) (1.35) (0.20) 0.18
Total from investment operations ........ 0.12 0.63 0.08 (1.14) (0.02) 0.36
Less distributions from:
Net investment income .............. (0.33) (0.41) (0.50) (0.29) (0.17) (0.09)
Net realized gains ................. — — — — (0.23) (0.21)
Total distributions ................... (0.33) (0.41) (0.50) (0.29) (0.40) (0.30)
Net asset value, end of period .......... $5.13 $5.34 $5.12 $5.54 $6.97 $7.39
Total return
c
....................... 2.42% 12.47% 1.05% (16.87)% (0.48)% 5.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.57% 0.57% 0.56% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income ............... 4.98% 4.70% 4.58% 3.38% 2.57% 2.48%
Supplemental data
Net assets, end of period (000’s) ........ $3,494 $3,327 $3,173 $4,572 $5,843 $5,408
Portfolio turnover rate ................ 348% 900% 1123% 865% 1038% 1025%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.38 $5.16 $5.58 $7.02 $7.44 $7.38
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.25 0.26 0.22 0.19 0.18
Net realized and unrealized gains (losses) (0.01) 0.39 (0.17) (1.37) (0.21) 0.18
Total from investment operations ........ 0.12 0.64 0.09 (1.15) (0.02) 0.36
Less distributions from:
Net investment income .............. (0.33) (0.42) (0.51) (0.29) (0.17) (0.09)
Net realized gains ................. — — — — (0.23) (0.21)
Total distributions ................... (0.33) (0.42) (0.51) (0.29) (0.40) (0.30)
Net asset value, end of period .......... $5.17 $5.38 $5.16 $5.58 $7.02 $7.44
Total return
c
....................... 2.44% 12.58% 1.20% (16.83)% (0.46)% 5.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.50% 0.50% 0.50% 0.49% 0.48% 0.48%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.38% 0.38% 0.38% 0.38% 0.38% 0.38%
Net investment income ............... 5.05% 4.74% 4.66% 3.45% 2.65% 2.51%
Supplemental data
Net assets, end of period (000’s) ........ $104,916 $122,354 $170,838 $158,971 $202,650 $187,674
Portfolio turnover rate ................ 348% 900% 1123% 865% 1038% 1025%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.39 $5.17 $5.58 $7.02 $7.44 $7.38
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.25 0.26 0.21 0.18 0.17
Net realized and unrealized gains (losses) —
c
0.38 (0.17) (1.37) (0.21) 0.18
Total from investment operations ........ 0.13 0.63 0.09 (1.16) (0.03) 0.35
Less distributions from:
Net investment income .............. (0.33) (0.41) (0.50) (0.28) (0.16) (0.08)
Net realized gains ................. — — — — (0.23) (0.21)
Total distributions ................... (0.33) (0.41) (0.50) (0.28) (0.39) (0.29)
Net asset value, end of period .......... $5.19 $5.39 $5.17 $5.58 $7.02 $7.44
Total return
d
....................... 2.58% 12.35% 1.19% (16.97)% (0.57)% 4.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.61% 0.62% 0.61% 0.58% 0.59%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.49% 0.50% 0.50% 0.48% 0.49%
Net investment income ............... 4.94% 4.67% 4.62% 3.25% 2.55% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $490,074 $536,620 $591,001 $1,223,027 $2,411,628 $2,708,880
Portfolio turnover rate ................ 348% 900% 1123% 865% 1038% 1025%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Income Fund
Schedule of Investments (unaudited), April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.7%
Capital Markets 1.7%
a
Franklin Ultra Short Bond ETF .......................... United States 691,980 $ 17,289,120
Total Management Investment Companies (Cost $17,212,580) ..................
17,289,120
Principal
Amount
*
Corporate Bonds 39.1%
Aerospace & Defense 1.2%
b
BAE Systems plc ,
Senior Bond, 144A, 5.5%, 3/26/54 ..................... United Kingdom 900,000 875,032
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 1,745,000 1,782,265
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 145,000 133,148
Senior Bond, 3.625%, 2/01/31 ........................ United States 475,000 444,046
Senior Bond, 6.125%, 2/15/33 ........................ United States 1,472,000 1,528,079
Senior Bond, 3.375%, 6/15/46 ........................ United States 797,000 530,384
Senior Bond, 5.805%, 5/01/50 ........................ United States 91,000 85,365
Senior Bond, 6.858%, 5/01/54 ........................ United States 767,000 820,011
Senior Bond, 3.95%, 8/01/59 ......................... United States 1,095,000 730,698
Senior Note, 2.196%, 2/04/26 ........................ United States 1,424,000 1,395,470
Senior Note, 2.7%, 2/01/27 .......................... United States 584,000 564,458
Senior Note, 6.259%, 5/01/27 ........................ United States 36,000 37,095
Senior Note, 6.298%, 5/01/29 ........................ United States 55,000 57,871
Senior Note, 6.528%, 5/01/34 ........................ United States 262,000 281,619
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 397,000 420,210
Senior Bond, 5.95%, 2/01/37 ......................... United States 453,000 471,961
Senior Note, 3%, 1/15/29 ........................... United States 1,183,000 1,125,154
b
Spirit AeroSystems, Inc. , Secured Note , 144A, 9.75% , 11/15/30 . United States 968,000 1,072,696
b
TransDigm , Inc. , Senior Secured Note , 144A, 6.875% , 12/15/30 United States 100,000 103,114
12,458,676
Automobile Components 0.0%
†
b,c
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK,
6.375% , 5/15/29 ................................... Germany 250,000 242,382
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 181,000 189,378
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 1,195,000 1,248,520
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 918,000 925,512
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 485,000 475,259
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 481,000 483,736
3,322,405
Banks 6.3%
b
Australia & New Zealand Banking Group Ltd. ,
Sub. Bond, 144A, 4.4%, 5/19/26 ...................... Australia 482,000 480,224
Sub. Bond, 144A, 2.57% to 11/24/30, FRN thereafter, 11/25/35 Australia 1,145,000 992,432
Banco Santander SA , Sub. Bond , 5.179% , 11/19/25 .........
Spain 4,600,000 4,605,946
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 1,325,000 1,199,708
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 375,000 390,418
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,798,000 1,760,498
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 2,220,000 1,980,270
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 3,510,000 3,492,246

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of Nova Scotia (The) ,
Junior Sub. Bond, 7.35% to 4/26/30, FRN thereafter, 4/27/85 . Canada 1,620,000 $ 1,606,989
Senior Note, 1.3%, 6/11/25 .......................... Canada 1,010,000 1,006,189
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,190,000 1,206,337
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 636,000 632,119
b
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 577,000 496,318
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 810,000 835,679
Citigroup, Inc. ,
d
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 1,367,000 1,351,629
d
X, Junior Sub. Bond, 3.875% to 2/17/26, FRN thereafter,
Perpetual ....................................... United States 1,275,000 1,243,198
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,482,000 3,472,128
Sub. Bond, 4.75%, 5/18/46 .......................... United States 386,000 319,742
b
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 4.5%, 12/09/25 ..................... Australia 401,000 399,919
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 500,000 440,436
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 855,000 872,799
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 591,000 619,911
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 470,000 469,026
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 2,279,000 2,352,795
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,625,000 1,658,233
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 1,520,000 1,360,259
JPMorgan Chase & Co. ,
e
W, Junior Sub. Bond, FRN, 5.585%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 740,000 653,313
Senior Bond, 5.294% to 7/21/34, FRN thereafter, 7/22/35 ... United States 1,354,000 1,356,688
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 636,000 647,351
Senior Note, 4.323% to 4/25/27, FRN thereafter, 4/26/28 .... United States 5,131,000 5,125,943
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,619,000 1,653,914
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 2,057,000 1,881,080
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 647,000 667,604
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 1,772,000 1,234,792
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.85% ,
3/01/26 ......................................... Japan 747,000 744,064
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 2,951,000 2,794,460
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 922,000 922,134
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 885,000 916,935
e
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 410,000 401,448
Truist Financial Corp. ,
Senior Bond, 5.711% to 1/23/34, FRN thereafter, 1/24/35 ... United States 893,000 908,790
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 1,143,000 1,168,135
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 734,000 607,651

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co. ,
d
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter,
Perpetual ....................................... United States 476,000 $ 467,807
Senior Bond, 3.584% to 5/21/27, FRN thereafter, 5/22/28 ... United States 2,660,000 2,612,419
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 2,647,000 2,723,942
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 470,000 418,432
63,152,350
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................... United States 261,000 263,288
Senior Note, 4.8%, 3/15/29 .......................... United States 1,018,000 1,038,507
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 686,000 658,893
Senior Note, 5.25%, 3/02/30 ......................... United States 1,361,000 1,400,127
3,360,815
Broadline Retail 0.1%
b
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 1,080,000 988,015
Building Products 0.0%
†
b
Builders FirstSource , Inc. , Senior Bond , 144A, 6.375% , 6/15/32 . United States 105,000 105,704
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 120,000 112,034
217,738
Capital Markets 3.3%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 5,612,000 5,568,834
Senior Note, 7%, 1/15/27 ........................... United States 218,000 224,109
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 874,000 842,244
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.129% to 11/23/25, FRN
thereafter, 11/24/26 ................................ Germany 904,000 889,741
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 345,000 332,272
Sub. Bond, 4.875% to 11/30/27, FRN thereafter, 12/01/32 ... Germany 470,000 459,376
d
Goldman Sachs Group, Inc. (The) , U , Junior Sub. Bond , 3.65% to
8/09/26, FRN thereafter , Perpetual ..................... United States 350,000 335,410
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 400,000 327,904
Senior Note, 4.35%, 6/15/29 ......................... United States 655,000 656,607
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,370,000 1,377,481
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 1,230,000 1,233,197
Senior Note, 6.2%, 4/14/34 .......................... United States 733,000 743,241
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,161,000 1,122,747
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 855,000 909,136
Senior Note, 5.2%, 3/15/30 .......................... United States 779,000 786,807
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,276,000 1,296,451
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 340,000 346,761
Sub. Bond, 4.35%, 9/08/26 .......................... United States 5,792,000 5,783,955

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 1,201,000 $ 1,209,610
b
MSCI, Inc. ,
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 2,688,000 2,486,200
Senior Bond, 144A, 3.875%, 2/15/31 ................... United States 460,000 427,268
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 33,000 33,899
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 840,000 777,418
b
UBS Group AG ,
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 Switzerland 4,913,000 4,900,570
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 617,000 601,226
33,672,464
Chemicals 1.1%
b
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% ,
2/15/29 ......................................... United States 240,000 222,549
Celanese US Holdings LLC ,
Senior Bond, 6.629%, 7/15/32 ........................ United States 391,000 384,669
Senior Note, 1.4%, 8/05/26 .......................... United States 238,000 227,235
Senior Note, 6.415%, 7/15/27 ........................ United States 2,118,000 2,137,070
Senior Note, 6.58%, 7/15/29 ......................... United States 645,000 651,334
Senior Note, 6.8%, 11/15/30 ......................... United States 720,000 720,436
b
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 42,000 41,946
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 1,969,000 1,924,650
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 1,371,000 1,292,985
Senior Bond, 5.7%, 10/15/34 ......................... United States 1,720,000 1,552,777
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 619,000 616,440
Senior Bond, 5%, 9/26/48 ........................... United States 302,000 251,571
b
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 264,000 229,875
b
Senior Note, 144A, 1.23%, 10/01/25 ................... United States 218,000 214,102
Nutrien Ltd. , Senior Bond , 4.2% , 4/01/29 ..................
Canada 333,000 328,746
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 891,000 588,202
11,384,587
Commercial Services & Supplies 0.2%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 109,000 107,363
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 3.5% ,
9/01/28 ......................................... United States 115,000 109,150
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 772,000 790,503
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 179,000 178,980
Senior Bond, 5%, 3/01/34 ........................... United States 1,036,000 1,040,250
2,226,246
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 872,000 882,916
Construction & Engineering 0.2%
MasTec , Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,758,000 1,798,707
Consumer Finance 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,581,000 1,397,603

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
(continued)
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 345,000 $ 296,709
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 150,925
Senior Note, 5.1%, 1/19/29 .......................... Ireland 1,240,000 1,253,957
Senior Note, 4.625%, 9/10/29 ........................ Ireland 565,000 560,960
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 689,422
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 544,000 602,736
Senior Note, 4.75%, 6/09/27 ......................... United States 382,000 380,375
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 524,000 530,790
Capital One Financial Corp. ,
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 1,068,000 1,190,295
Sub. Bond, 4.2%, 10/29/25 .......................... United States 875,000 873,308
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 642,000 528,638
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 970,000 964,795
Senior Note, 4.125%, 8/17/27 ........................ United States 805,000 772,194
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 1,056,000 1,078,101
Senior Note, 4.9%, 10/06/29 ......................... United States 389,000 382,772
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 758,000 744,607
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 447,000 459,533
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 955,000 969,482
13,827,202
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 2,634,000 2,408,758
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 1,437,000 1,407,579
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 916,000 847,134
4,663,471
Containers & Packaging 0.5%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 715,000 697,270
Senior Secured Note, 1.65%, 1/15/27 .................. United States 3,143,000 2,983,310
Senior Secured Note, 5.5%, 4/15/28 ................... United States 263,000 269,006
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 208,000 207,711
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 426,000 486,590
4,643,887
Distributors 0.0%
†
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 95,000 99,725
Diversified REITs 0.8%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 4%, 1/15/31 ........................... United States 377,000 349,991
Senior Bond, 6.75%, 12/01/33 ........................ United States 650,000 685,895
Senior Note, 5.375%, 4/15/26 ........................ United States 1,625,000 1,621,931
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 460,000 462,897

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
VICI Properties LP, (continued)
Senior Note, 4.75%, 2/15/28 ......................... United States 1,339,000 $ 1,340,506
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 844,000 829,183
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 1,605,000 1,580,774
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 972,000 931,789
7,802,966
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond, 4.35%, 3/01/29 ......................... United States 1,525,000 1,523,090
Senior Bond, 2.55%, 12/01/33 ........................ United States 774,000 638,977
Senior Bond, 4.5%, 3/09/48 .......................... United States 356,000 290,646
Senior Note, 1.65%, 2/01/28 ......................... United States 305,000 284,728
Senior Note, 4.1%, 2/15/28 .......................... United States 474,000 472,414
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 1,075,000 973,794
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,702,000 1,820,908
6,004,557
Electric Utilities 3.0%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 572,000 586,565
N, Senior Note, 1%, 11/01/25 ........................ United States 515,000 505,954
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 430,000 373,712
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 1,774,000 1,804,535
Senior Bond, 5.8%, 6/15/54 .......................... United States 1,267,000 1,215,548
Senior Note, 4.85%, 1/05/29 ......................... United States 85,000 86,185
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 758,000 743,252
b
Enel Finance International NV ,
Senior Bond, 144A, 2.5%, 7/12/31 ..................... Italy 785,000 682,766
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 1,255,000 1,420,808
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,078,000 1,104,758
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 709,000 716,415
Senior Note, 5.15%, 3/15/29 ......................... United States 1,242,000 1,270,275
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 425,000 421,042
Georgia Power Co. ,
Senior Bond, 4.7%, 5/15/32 .......................... United States 401,000 398,609
Senior Bond, 4.95%, 5/17/33 ......................... United States 829,000 827,425
Senior Bond, 5.25%, 3/15/34 ......................... United States 297,000 300,033
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 1,500,000 1,431,272
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 805,000 785,298
Senior Note, 5.3%, 3/15/32 .......................... United States 2,585,000 2,639,461
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 980,000 979,244
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 868,000 852,091
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 1,648,000 1,454,385
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 1,117,000 1,132,791

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Bond, 6.95%, 3/15/34 ......................... United States 543,000 $ 582,800
Senior Bond, 4.95%, 7/01/50 ......................... United States 545,000 439,655
Senior Bond, 6.75%, 1/15/53 ......................... United States 245,000 247,006
Senior Note, 6.1%, 1/15/29 .......................... United States 1,834,000 1,896,324
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 115,000 110,891
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 642,000 664,309
Senior Note, 5.5%, 3/15/29 .......................... United States 763,000 792,178
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 691,000 684,184
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 115,000 110,725
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 915,000 895,318
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 1,188,000 1,276,514
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 769,000 777,478
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 904,000 888,617
Xcel Energy, Inc. ,
Senior Bond, 5.45%, 8/15/33 ......................... United States 880,000 883,884
Senior Bond, 5.6%, 4/15/35 .......................... United States 1,590,000 1,606,460
33,588,767
Electrical Equipment 0.1%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,555,000 1,503,608
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 1,255,000 1,233,837
Energy Equipment & Services 0.0%
†
Patterson-UTI Energy, Inc. , Senior Bond , 5.15% , 11/15/29 .....
United States 403,000 389,836
Entertainment 0.4%
Netflix, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 503,000 488,516
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 2,729,000 2,843,115
Warnermedia Holdings, Inc. , Senior Note , 4.279% , 3/15/32 ....
United States 1,648,000 1,411,742
4,743,373
Financial Services 0.1%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 225,000 229,953
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 1,209,000 1,172,430
Global Payments, Inc. , Senior Note , 1.2% , 3/01/26 ..........
United States 286,000 277,073
Petronas Capital Ltd. ,
b
Senior Note, 144A, 4.95%, 1/03/31 .................... Malaysia 430,000 436,505
2,115,961
Food Products 0.8%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,160,000 1,216,429
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 1,324,000 1,245,553
Senior Note, 5.75%, 4/01/33 ......................... United States 300,000 306,439
Senior Note, 6.75%, 3/15/34 ......................... United States 1,183,000 1,283,436

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group , Senior Bond , 144A, 5.95% , 4/20/35 .............. United States 1,040,000 $ 1,071,282
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 595,000 591,314
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 485,000 478,416
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 305,000 300,863
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 363,000 366,008
Senior Note, 144A, 5%, 3/01/32 ...................... United States 495,000 499,212
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 645,000 647,805
8,006,757
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 469,000 474,285
Ground Transportation 0.7%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,995,000 1,979,503
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 505,000 429,642
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 370,000 374,541
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 1,546,000 1,540,455
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 759,000 765,332
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 1,402,000 1,420,695
6,510,168
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 413,000 416,114
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 115,000 107,390
523,504
Health Care Providers & Services 1.1%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 1,380,000 1,166,653
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 1,425,000 1,445,019
Senior Bond, 4.78%, 3/25/38 ......................... United States 1,802,000 1,626,040
b
DaVita , Inc. , Senior Note , 144A, 6.875% , 9/01/32 ........... United States 960,000 969,985
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 597,000 598,739
Senior Bond, 4.5%, 2/15/27 .......................... United States 302,000 301,457
Senior Bond, 5.6%, 4/01/34 .......................... United States 731,000 735,065
Senior Bond, 6%, 4/01/54 ........................... United States 962,000 915,724
Senior Note, 3.625%, 3/15/32 ........................ United States 334,000 303,083
Humana, Inc. ,
Senior Bond, 2.15%, 2/03/32 ......................... United States 409,000 336,710
Senior Note, 5.75%, 3/01/28 ......................... United States 1,700,000 1,751,447
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 874,000 891,706
Senior Secured Note, 5.849%, 5/08/29 ................. United States 406,000 415,938
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 235,000 241,066
11,698,632

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 1.0%
b
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 3.5% , 2/15/29 ............................... Canada 115,000 $ 107,655
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 115,000 107,328
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 6%, 10/15/32 ..................... United States 1,000,000 943,369
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 100,000 102,427
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 135,000 134,146
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 3,214,000 3,067,586
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 460,000 461,702
Senior Note, 5.375%, 12/15/31 ....................... United States 310,000 308,355
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 769,000 752,405
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.25% ,
11/15/29 ........................................ United States 230,000 234,717
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 1,719,000 1,746,225
Senior Note, 144A, 6%, 2/01/33 ...................... United States 981,000 984,377
b
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 1,000,000 1,070,035
10,020,327
Household Durables 0.6%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 2,787,000 2,706,943
Senior Bond, 5.5%, 10/15/35 ......................... United States 1,115,000 1,116,927
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 255,000 247,305
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 773,000 766,139
Senior Bond, 3.8%, 11/01/29 ......................... United States 864,000 828,177
5,665,491
Independent Power and Renewable Electricity Producers 0.5%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 200,211
AES Corp. (The) ,
Senior Note, 1.375%, 1/15/26 ........................ United States 236,000 230,170
Senior Note, 2.45%, 1/15/31 ......................... United States 841,000 720,304
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 798,000 847,689
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 320,000 336,523
Senior Bond, 6.5%, 10/01/53 ......................... United States 785,000 813,651
Senior Bond, 5.75%, 3/15/54 ......................... United States 485,000 458,700
Senior Note, 5.6%, 3/01/28 .......................... United States 1,245,000 1,286,609
4,893,857
Industrial REITs 0.1%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................
United States 987,000 978,412
Insurance 1.4%
Aon Global Ltd. , Senior Bond , 4.25% , 12/12/42 .............
United States 820,000 665,515
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 704,028
b
Athene Global Funding ,
Secured Bond, 144A, 2.55%, 11/19/30 ................. United States 391,000 344,674
Secured Note, 144A, 1.73%, 10/02/26 .................. United States 1,031,000 991,464

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Athene Global Funding, (continued)
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 1,439,000 $ 1,462,983
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 871,000 870,055
Athene Holding Ltd. , Senior Bond , 5.875% , 1/15/34 ..........
United States 469,000 475,410
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 537,000 530,568
CNO Financial Group, Inc. ,
Senior Bond, 5.25%, 5/30/25 ......................... United States 360,000 359,990
Senior Bond, 6.45%, 6/15/34 ......................... United States 1,875,000 1,936,422
b
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 307,000 285,443
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 332,000 332,752
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 917,000 933,260
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 1,104,000 1,125,775
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 784,000 790,239
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 645,000 380,824
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 885,000 918,383
13,107,785
Interactive Media & Services 0.4%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 1,482,000 1,427,230
Senior Bond, 5.75%, 5/15/63 ......................... United States 1,758,000 1,759,818
Senior Bond, 5.55%, 8/15/64 ......................... United States 369,000 355,380
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 1,000,000 999,580
4,542,008
IT Services 0.1%
b
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ................... United States 1,063,000 979,528
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 185,000 173,702
1,153,230
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 867,000 707,372
Senior Bond, 5.1%, 4/01/52 .......................... United States 1,039,000 772,620
Senior Note, 5.85%, 3/18/29 ......................... United States 830,000 841,347
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 110,000 103,723
2,425,062
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 819,000 819,380
Machinery 0.2%
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 1,176,000 1,172,584
b
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ............... United States 110,000 105,328
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 1,209,000 1,242,794
2,520,706
Media 0.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.05%, 3/30/29 .................. United States 299,000 298,713

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp., (continued)
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 245,000 $ 182,641
Senior Secured Note, 4.908%, 7/23/25 ................. United States 155,000 154,803
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 73,000 70,619
Discovery Communications LLC , Senior Bond , 4.9% , 3/11/26 ..
United States 1,256,000 1,255,215
Interpublic Group of Cos., Inc. (The) , Senior Bond , 2.4% , 3/01/31
United States 391,000 342,639
b
McGraw-Hill Education, Inc. , Senior Secured Note , 144A, 5.75% ,
8/01/28 ......................................... United States 52,000 50,993
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 113,000 106,455
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 1,100,000 1,062,341
Senior Bond, 4.95%, 1/15/31 ......................... United States 215,000 208,077
Senior Bond, 4.375%, 3/15/43 ........................ United States 630,000 454,148
Senior Note, 3.7%, 6/01/28 .......................... United States 974,000 947,181
b
Sirius XM Radio LLC , Senior Bond , 144A, 4.125% , 7/01/30 .... United States 125,000 111,956
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 1,556,000 1,772,019
7,017,800
Metals & Mining 0.4%
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 115,000 104,627
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,493,000 1,323,789
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 984,000 984,588
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 721,000 753,136
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 1,027,000 1,094,838
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 105,000 104,647
4,365,625
Multi-Utilities 0.6%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 757,000 768,352
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 684,000 705,448
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 855,000 874,533
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 684,000 646,785
Sempra, Inc. ,
Senior Bond, 3.25%, 6/15/27 ......................... United States 1,336,000 1,298,808
Senior Bond, 5.5%, 8/01/33 .......................... United States 850,000 856,195
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 340,000 330,613
5,480,734
Oil, Gas & Consumable Fuels 3.5%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 947,000 829,750
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 90,000 87,180
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 856,000 931,123
b
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 935,000 932,535
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 562,000 493,646
Senior Note, 4.5%, 10/01/29 ......................... United States 2,912,000 2,846,116
Senior Note, 4%, 3/01/31 ........................... United States 72,000 67,322
b
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .... United States 225,000 214,150

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 574,000 $ 585,516
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 915,000 957,403
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 1,599,000 1,670,677
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,515,000 1,502,374
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 1,055,000 1,089,716
Senior Bond, 5.65%, 10/15/54 ........................ United States 405,000 381,665
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 456,000 437,932
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,817,000 1,751,165
Senior Bond, 5.75%, 2/15/33 ......................... United States 388,000 393,589
Senior Note, 2.9%, 5/15/25 .......................... United States 368,000 367,712
Senior Note, 5.25%, 7/01/29 ......................... United States 1,424,000 1,443,825
b
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 115,000 108,068
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 400,000 391,545
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 1,976,000 2,242,525
Senior Note, 5%, 2/01/29 ........................... United States 128,000 129,352
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 105,000 102,698
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 32,000 34,183
Senior Bond, 6.2%, 3/15/40 .......................... United States 93,000 85,564
Senior Note, 8.5%, 7/15/27 .......................... United States 2,685,000 2,841,157
Senior Note, 5.2%, 8/01/29 .......................... United States 328,000 323,471
ONEOK, Inc. ,
Senior Bond, 6.35%, 1/15/31 ......................... United States 310,000 327,906
Senior Bond, 6.05%, 9/01/33 ......................... United States 964,000 989,522
Senior Note, 4.75%, 10/15/31 ........................ United States 665,000 648,945
Senior Note, 6.1%, 11/15/32 ......................... United States 906,000 941,432
b
Senior Note, 144A, 6.5%, 9/01/30 ..................... United States 85,000 89,885
Ovintiv , Inc. ,
Senior Bond, 8.125%, 9/15/30 ........................ United States 57,000 63,348
Senior Bond, 6.25%, 7/15/33 ......................... United States 133,000 131,180
Senior Bond, 6.5%, 8/15/34 .......................... United States 389,000 386,352
Senior Note, 5.65%, 5/15/28 ......................... United States 2,036,000 2,074,316
Petrobras Global Finance BV , Senior Bond , 6.5% , 7/03/33 .....
Brazil 100,000 101,140
b
South Bow USA Infrastructure Holdings LLC ,
Senior Bond, 144A, 5.584%, 10/01/34 .................. Canada 624,000 603,770
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 1,325,000 1,314,748
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 1,076,000 1,075,905
Senior Bond, 4.875%, 2/01/31 ........................ United States 938,000 912,775
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 110,000 101,195
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 2,600,000 2,603,289
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 230,000 222,016

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 975,000 $ 983,919
36,813,602
Paper & Forest Products 0.0%
†
b
Georgia-Pacific LLC , Senior Note , 144A, 0.95% , 5/15/26 ...... United States 457,000 441,111
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,790,000 1,737,262
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,331,000 1,310,995
Kenvue , Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 1,720,000 1,741,736
3,052,731
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co. ,
Senior Bond, 5.2%, 2/22/34 .......................... United States 744,000 754,764
Senior Note, 4.9%, 2/22/29 .......................... United States 1,685,000 1,726,871
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 613,000 605,538
Senior Bond, 5.3%, 5/19/53 .......................... United States 854,000 791,472
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 1,780,000 1,916,235
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 1,168,000 1,160,422
Senior Note, 5.15%, 9/02/29 ......................... United States 982,000 992,695
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 200,000 194,565
Senior Note, 8.125%, 9/15/31 ........................ Israel 220,000 242,492
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 233,000 245,668
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 244,000 216,773
8,847,495
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,510,000 1,533,114
Semiconductors & Semiconductor Equipment 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 2,814,000 2,795,015
Broadcom, Inc. , Senior Note , 5.05% , 7/12/29 ...............
United States 434,000 442,624
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 365,000 369,889
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 550,000 561,447
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 637,000 659,421
Senior Note, 5.95%, 9/15/33 ......................... United States 520,000 538,435
5,366,831
Software 0.6%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 172,000 173,148
Senior Note, 5.25%, 5/15/29 ......................... United States 520,000 529,025
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 842,000 757,860

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp., (continued)
Senior Bond, 3.65%, 3/25/41 ......................... United States 1,308,000 $ 1,000,379
Senior Bond, 4%, 11/15/47 .......................... United States 48,000 35,629
Senior Bond, 3.95%, 3/25/51 ......................... United States 330,000 238,546
Senior Note, 1.65%, 3/25/26 ......................... United States 337,000 328,497
Senior Note, 2.3%, 3/25/28 .......................... United States 2,276,000 2,153,134
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 412,000 353,548
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 1,185,000 1,187,987
Senior Bond, 5.7%, 4/01/55 .......................... United States 90,000 87,063
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 466,000 447,437
7,292,253
Specialized REITs 1.2%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 .......................... United States 1,095,000 1,014,568
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,651,000 1,469,268
Senior Note, 2.75%, 1/15/27 ......................... United States 1,724,000 1,675,246
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 953,000 932,227
Senior Bond, 3.8%, 2/15/28 .......................... United States 777,000 759,327
Senior Note, 4.9%, 9/01/29 .......................... United States 1,151,000 1,154,198
EPR Properties ,
Senior Bond, 4.5%, 6/01/27 .......................... United States 407,000 400,292
Senior Bond, 3.6%, 11/15/31 ......................... United States 498,000 440,634
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 2,563,000 2,412,827
Senior Note, 1%, 9/15/25 ........................... United States 268,000 264,262
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 1,255,000 1,311,116
SBA Communications Corp. , Senior Note , 3.125% , 2/01/29 ....
United States 120,000 111,310
11,945,275
Specialty Retail 0.2%
AutoNation, Inc. , Senior Bond , 4.5% , 10/01/25 .............
United States 226,000 225,400
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ......
United States 1,055,000 723,747
Home Depot, Inc. (The) , Senior Bond , 5.3% , 6/25/54 .........
United States 747,000 709,969
b
PetSmart, Inc. / PetSmart Finance Corp. , Senior Secured Note ,
144A, 4.75% , 2/15/28 ............................... United States 275,000 263,143
1,922,259
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 457,000 441,384
Senior Bond, 5.6%, 10/15/54 ......................... United States 913,000 842,927
Senior Note, 4.55%, 10/15/29 ........................ United States 786,000 778,899
Senior Note, 4.85%, 10/15/31 ........................ United States 914,000 903,299
2,966,509
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 250,000 216,482
Senior Bond, 5.5%, 3/11/35 .......................... United States 841,000 819,481

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc., (continued)
Senior Note, 5.1%, 3/11/30 .......................... United States 694,000 $ 697,211
1,733,174
Tobacco 0.3%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 2,232,000 2,290,587
Senior Note, 4.375%, 4/30/30 ........................ United States 390,000 387,777
Senior Note, 4.75%, 11/01/31 ........................ United States 780,000 783,165
3,461,529
Trading Companies & Distributors 0.5%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 1,045,000 1,044,837
Senior Bond, 3.25%, 10/01/29 ........................ United States 780,000 733,504
Senior Note, 5.85%, 12/15/27 ........................ United States 1,494,000 1,539,716
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,552,000 1,567,580
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 960,000 950,589
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 110,000 103,990
b
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 ........ United States 105,000 103,922
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 115,000 109,963
6,154,101
Transportation Infrastructure 0.0%
†
b,d
DP World Salaam , Junior Sub. Bond , Reg S, 6% to 12/31/25,
FRN thereafter , Perpetual ...........................
United Arab
Emirates 310,000 309,729
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. ,
Senior Bond, 4.5%, 3/15/43 .......................... Canada 348,000 288,740
Senior Bond, 4.3%, 2/15/48 .......................... Canada 118,000 91,136
Senior Note, 5%, 2/15/29 ........................... Canada 1,882,000 1,898,605
Senior Note, 3.8%, 3/15/32 .......................... Canada 580,000 530,383
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 765,000 762,718
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,535,000 1,547,392
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 1,054,000 1,047,606
Senior Bond, 5.75%, 1/15/54 ......................... United States 243,000 234,848
Senior Note, 3.75%, 4/15/27 ......................... United States 1,976,000 1,955,147
Senior Note, 3.375%, 4/15/29 ........................ United States 1,307,000 1,246,012
Senior Note, 3.875%, 4/15/30 ........................ United States 34,000 32,818
b
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.75% ,
7/15/31 ......................................... United Kingdom 210,000 184,791
9,820,196
Total Corporate Bonds (Cost $411,357,615) ...................................
407,925,425
f
Senior Floating Rate Interests 1.1%
Aerospace & Defense 0.1%
g
TransDigm , Inc., First Lien, CME Term Loan, L, 6.799%, (3-month
SOFR + 2.5%), 1/19/32 ............................. United States 1,074,600 1,064,918

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Building Products 0.0%
†
g
TAMKO Building Products LLC, First Lien, 2024 CME Term Loan,
7.054%, (1-month SOFR + 2.75%; 3-month SOFR + 2.75%),
9/20/30 ......................................... United States 349,125 $ 348,833
Chemicals 0.0%
†
g
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.554%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 103,692 103,174
Food Products 0.2%
g,h
Chobani LLC, First Lien, 2025 New CME Term Loan, 6.822%,
(1-month SOFR + 2.5%), 10/25/27 ..................... United States 1,390,000 1,391,446
Ground Transportation 0.1%
g
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
6.049%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 1,074,600 1,062,414
g
Hotels, Restaurants & Leisure 0.2%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.563%, (3-month SOFR + 2.25%), 2/06/31 .............. United States 1,074,573 1,059,797
h
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.822%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 997,429 974,055
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.822%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 122,790 122,568
2,156,420
a a a a a a
Household Durables 0.1%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.549%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 970,225 948,598
Insurance 0.1%
g
USI, Inc., First Lien, 2024-D CME Term Loan, 6.549%, (3-month
SOFR + 2.25%), 11/21/29 ........................... United States 1,064,650 1,059,423
g
Media 0.0%
†
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 33,832 32,830
Gray Media, Inc., First Lien, CME Term Loan, D, 7.438%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 103,121 95,550
128,380
a a a a a a
Paper & Forest Products 0.1%
g
Glatfelter Corp., First Lien, CME Term Loan, 8.563%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 1,082,288 1,039,337
g
Software 0.1%
Proofpoint, Inc., First Lien, CME Term Loan, 7.322%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 103,159 102,662
UKG, Inc., First Lien, Initial CME Term Loan, 7.32%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 1,049,712 1,047,329
1,149,991
a a a a a a
Specialty Retail 0.1%
g
PetSmart LLC, First Lien, Initial CME Term Loan, 8.172%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 1,074,433 1,062,120
Total Senior Floating Rate Interests (Cost $11,655,588) ........................
11,515,054

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 1.6%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 400,000 $ 403,037
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 131,000 EUR 130,214
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 210,000 EUR 192,414
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 288,000 269,327
Senior Bond, 3.75%, 9/12/31 ......................... Brazil 750,000 675,025
b
Bulgaria Government Bond , Senior Bond , Reg S, 5% , 3/05/37 .. Bulgaria 300,000 290,705
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 200,000 204,982
Senior Note, 4.85%, 1/22/29 ......................... Chile 230,000 233,266
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 ........................ Colombia 200,000 195,340
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 200,000 161,478
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 560,000 546,820
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 400,000 329,790
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 260,000 269,776
b
Dominican Republic Government Bond , Senior Bond , Reg S,
4.875% , 9/23/32 ...................................
Dominican
Republic 640,000 576,160
b
Electricite de France SA ,
d
Junior Sub. Bond, 144A, 9.125% to 6/14/33, FRN thereafter,
Perpetual ........................................ France 210,000 235,405
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 1,110,000 1,132,493
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 1,114,000 1,058,088
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 480,000 480,847
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 320,000 336,517
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 350,000 350,004
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 675,000 674,540
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 750,000 647,258
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 250,000 241,846
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 1,050,000 894,504
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 530,000 551,242
b
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 690,000 621,518
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 720,000 639,055
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 350,000 356,297
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 200,000 171,557
Philippine Government Bond , Senior Bond , 5.5% , 2/04/35 .....
Philippines 460,000 474,666
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 350,000 332,352
b
Romanian Government Bond ,
Senior Bond, Reg S, 3%, 2/14/31 ...................... Romania 420,000 349,977
Senior Bond, Reg S, 7.125%, 1/17/33 .................. Romania 370,000 373,798
Senior Bond, Reg S, 6.125%, 1/22/44 .................. Romania 200,000 170,738
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 200,000 196,524
Senior Bond, 4.85%, 9/30/29 ......................... South Africa 330,000 311,401
Senior Bond, 5%, 10/12/46 ........................... South Africa 300,000 200,214
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 320,000 323,448

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 650,000 $ 763,913
Total Foreign Government and Agency Securities (Cost $16,412,140) ............
16,366,536
U.S. Government and Agency Securities 0.0%
†
U.S. Treasury Bonds ,
i
4.5%, 5/15/38 .................................... United States 135,000 137,343
i
2.875%, 5/15/43 .................................. United States 186,000 144,721
i
U.S. Treasury Notes , 4.125%, 9/30/27 .................... United States 171,000 173,191
Total U.S. Government and Agency Securities (Cost $455,255) ..................
455,255
Asset-Backed Securities 14.0%
Banks 0.6%
Capital One Multi-Asset Execution Trust , 2022-A2 , A , 3.49% ,
5/15/27 . ......................................... United States 5,944,000 5,941,330
Capital Markets 0.2%
b,g
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.706% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 2,000,000 2,002,661
Commercial Services & Supplies 0.1%
b,g
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.701% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 1,350,000 1,353,248
Consumer Finance 3.4%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ......................................... United States 5,554,000 5,540,878
BA Credit Card Trust , 2024-A1 , A , 4.93% , 5/15/29 . ..........
United States 5,680,000 5,777,704
Capital One Prime Auto Receivables Trust , 2022-1 , A3 , 3.17% ,
4/15/27 . ......................................... United States 2,142,525 2,130,567
b
Carvana Auto Receivables Trust , 2023-P3 , A3 , 144A, 5.82% ,
8/10/28 . ......................................... United States 952,646 960,072
Discover Card Execution Note Trust , 2022-A3 , A3 , 3.56% ,
7/15/27 . ......................................... United States 5,958,000 5,944,660
GM Financial Consumer Automobile Receivables Trust ,
2023-1, A3, 4.66%, 2/16/28 .......................... United States 729,059 729,621
2024-2, A3, 5.1%, 3/16/29 ........................... United States 2,147,000 2,170,277
b
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 5,492,000 5,485,193
Harley-Davidson Motorcycle Trust , 2024-A , A3 , 5.37% , 3/15/29 .
United States 1,500,000 1,520,727
Hyundai Auto Receivables Trust ,
2023-A, A3, 4.58%, 4/15/27 .......................... United States 1,636,488 1,635,502
2024-A, A3, 4.99%, 2/15/29 .......................... United States 2,750,000 2,779,689
Toyota Auto Receivables Owner Trust , 2023-C , A3 , 5.16% ,
4/17/28 . ......................................... United States 920,000 925,377
35,600,267
a a a a a a
Financial Services 9.7%
b,g
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 750,000 751,396
b,g
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.622% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,850,000 1,854,378
b,g
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 800,000 800,179
b,g
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.802% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 1,500,000 1,498,392
b,g
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.811% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 551,000 550,200

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
Bain Capital Credit CLO Ltd. , 2022-2A , A1 , 144A, FRN , 5.592% ,
( 3-month SOFR + 1.32% ), 4/22/35 . .................... United States 900,000 $ 898,444
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 1,028,770 1,054,409
b,g
BDS Ltd. ,
2021-FL10, A, 144A, FRN, 5.784%, (1-month SOFR + 1.464%),
12/16/36 ........................................ United States 828,445 827,405
2021-FL9, A, 144A, FRN, 5.504%, (1-month SOFR + 1.184%),
11/16/38 ........................................ United States 131,706 130,909
b,g
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 1,750,000 1,754,439
b,g
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.899% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 1,500,000 1,504,413
b,g
Black Diamond CLO Ltd. , 2021-1A , A1A , 144A, FRN , 5.784% ,
( 3-month SOFR + 1.512% ), 11/22/34 . ................... United States 400,000 400,000
b,g
BRAVO Residential Funding Trust , 2021-HE2 , B1 , 144A, FRN ,
6.754% , ( 30-day SOFR Average + 2.4% ), 11/25/69 . ........ United States 3,000,000 2,993,049
CarMax Auto Owner Trust , 2024-2 , A3 , 5.5% , 1/16/29 . ........
United States 1,592,000 1,618,534
b,g
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.751% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 1,880,000 1,885,018
b,g
CBAM Ltd. ,
2017-2A, AR, 144A, FRN, 5.731%, (3-month SOFR + 1.452%),
7/17/34 ......................................... United States 1,650,000 1,653,142
2020-12A, AR, 144A, FRN, 5.711%, (3-month SOFR + 1.442%),
7/20/34 ......................................... United States 750,000 750,000
b
Chase Auto Owner Trust , 2024-1A , A3 , 144A, 5.13% , 5/25/29 . .. United States 4,211,000 4,254,656
b,g
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.635%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 1,500,000 1,497,225
2020-1A, A1R, 144A, FRN, 5.668%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 2,520,000 2,524,365
2021-4A, AR, 144A, FRN, 5.639%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 1,650,000 1,643,277
b
Citizens Auto Receivables Trust ,
2023-2, A3, 144A, 5.83%, 2/15/28 ..................... United States 500,000 504,459
g
2024-2, A2B, 144A, FRN, 4.885%, (30-day SOFR Average +
0.54%), 11/16/26 .................................. United States 657,252 657,355
b,g
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,541
b,g
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.749% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 1,600,000 1,602,977
b,g
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.189%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 1,244,047 1,241,362
2021-13A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 700,000 696,947
b,g
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.531% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 1,500,000 1,505,738
b,g
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 1,250,000 1,251,966
b,g
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 1,500,000 1,494,952
b,g
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 1,400,000 1,403,209
b,g
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,700,000 1,700,425

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 5,827,000 $ 5,899,399
2024-B, A3, 5.1%, 4/15/29 ........................... United States 3,669,000 3,720,878
b,g
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.769% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 1,500,000 1,504,866
b
GreenState Auto Receivables Trust , 2024-1A , A3 , 144A, 5.19% ,
1/16/29 . ......................................... United States 2,000,000 2,013,373
b,g
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.761% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 1,650,000 1,652,496
Honda Auto Receivables Owner Trust , 2023-3 , A3 , 5.41% ,
2/18/28 . ......................................... United States 3,273,000 3,297,322
b,g
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.714% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 2,500,000 2,505,408
b,g
Jamestown CLO IX Ltd. ,
2016-9A, A1RR, 144A, FRN, 5.783%, (3-month SOFR +
1.502%), 7/25/34 .................................. United States 1,000,000 1,002,706
2016-9A, A2RR, 144A, FRN, 6.393%, (3-month SOFR +
2.112%), 7/25/34 .................................. United States 700,000 694,824
b,g
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.006% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 1,150,000 1,152,709
b,g
KKR CLO 52 Ltd. , 2023-52A , A2 , 144A, FRN , 6.511% , ( 3-month
SOFR + 2.25% ), 7/16/36 . ............................ United States 250,000 250,901
b
LAD Auto Receivables Trust , 2023-3A , A3 , 144A, 6.12% , 9/15/27 . United States 848,346 851,166
b,g
LCM 41 Ltd. , 41A , A1 , 144A, FRN , 5.716% , ( 3-month SOFR +
1.46% ), 4/15/36 . .................................. Jersey 500,000 499,079
b,g
Magnetite XXXVII Ltd. , 2023-37A , A , 144A, FRN , 5.919% ,
( 3-month SOFR + 1.65% ), 10/20/36 . ................... United States 500,000 502,447
b,g
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.534% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 228,033 227,907
b,g
MF1 Multi-family Housing Mortgage Loan Trust , 2021-FL5 , A ,
144A, FRN , 5.293% , ( 1-month SOFR + 0.964% ), 7/15/36 . ... United States 53,479 53,340
b,g
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.808% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 249,457 249,948
b,g
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.672% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 1,000,000 997,239
b
NRZ Excess Spread-Collateralized Notes , 2020-PLS1 , A , 144A,
3.844% , 12/25/25 . ................................. United States 415,828 411,172
b,g
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.606% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 1,089,000 1,083,530
b,g
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.168% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 2,925,000 2,930,537
b,g
Park Avenue Institutional Advisers CLO Ltd. , 2021-1A , A1A , 144A,
FRN , 5.921% , ( 3-month SOFR + 1.652% ), 1/20/34 . ........ United States 500,000 500,968
b,g
Ready Capital Mortgage Financing LLC ,
2021-FL7, A, 144A, FRN, 5.641%, (1-month SOFR + 1.314%),
11/25/36 ........................................ United States 348,833 347,939
2021-FL7, AS, 144A, FRN, 5.941%, (1-month SOFR + 1.614%),
11/25/36 ........................................ United States 3,900,000 3,894,899
b,g
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 2,000,000 2,003,795
b,g
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.646% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 1,150,000 1,152,964
b,g
Shackleton XIV CLO Ltd. , 2019-14A , BR , 144A, FRN , 6.331% ,
( 3-month SOFR + 2.062% ), 7/20/34 . ................... United States 1,650,000 1,653,906
b,g
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.832% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,900,000 1,901,898

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 2,460,000 $ 2,456,484
b,g
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.693% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 1,000,000 1,000,266
b,g
Symphony CLO XXXII Ltd. , 2022-32A , A1 , 144A, FRN , 5.599% ,
( 3-month SOFR + 1.32% ), 4/23/35 . .................... United States 750,000 749,066
b,g
TCW CLO Ltd. , 2021-2A , AS , 144A, FRN , 5.723% , ( 3-month
SOFR + 1.442% ), 7/25/34 . ........................... United States 1,500,000 1,503,257
b,g
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 6.168% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 1,950,000 1,953,692
b,g
Trinitas CLO XVIII Ltd. , 2021-18A , A1 , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 1/20/35 . ................... United States 750,000 749,257
b,g
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.778% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 152,198 152,402
b,g
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.698% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 839,406 840,988
b,g
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.619% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 1,850,000 1,838,059
b,g
Wind River CLO Ltd. , 2021-4A , A , 144A, FRN , 5.701% , ( 3-month
SOFR + 1.432% ), 1/20/35 . ........................... United States 1,200,000 1,199,751
b,g
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.056%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 1,500,000 1,506,333
2024-2A, A, 144A, FRN, 5.716%, (3-month SOFR + 1.46%),
7/15/37 ......................................... Jersey 750,000 748,127
100,809,059
a a a a a a
Total Asset-Backed Securities (Cost $144,515,334) ............................
145,706,565
Commercial Mortgage-Backed Securities 5.7%
Financial Services 5.7%
b,g
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.6% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 521,462 518,294
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.465% , 9/15/48 .............................. United States 4,306,000 4,097,886
j,k
BANK ,
2018-BN13, XA, IO, FRN, 0.598%, 8/15/61 .............. United States 166,114,717 2,083,278
2020-BN26, XA, IO, FRN, 1.306%, 3/15/63 .............. United States 38,345,781 1,680,067
j
Bank of America Merrill Lynch Commercial Mortgage Trust , 2016-
UB10 , C , FRN , 4.984% , 7/15/49 ....................... United States 167,000 159,939
b
Barclays Commercial Mortgage Trust ,
2019-C5, D, 144A, 2.5%, 11/15/52 ..................... United States 528,000 419,841
j
2019-C5, F, 144A, FRN, 2.702%, 11/15/52 ............... United States 4,179,000 2,255,073
j,k
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.822% ,
9/15/57 ......................................... United States 22,884,792 1,393,503
b,j
CFCRE Commercial Mortgage Trust ,
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 113,793 109,906
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 175,000 162,593
j
Citigroup Commercial Mortgage Trust , 2016-P6 , B , FRN , 4.294% ,
12/10/49 ........................................ United States 1,631,000 1,486,352
COMM Mortgage Trust ,
b,j
2012-CR1, D, 144A, FRN, 5.274%, 5/15/45 .............. United States 953,063 863,992
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 1,918,000 244,286
j
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 634,000 582,301
b,j
2014-CR17, D, 144A, FRN, 5.004%, 5/10/47 ............. United States 233,000 190,567
b,j
2014-CR19, D, 144A, FRN, 4.661%, 8/10/47 ............. United States 583,126 561,216
j,k
2014-UBS4, XA, IO, FRN, 0.919%, 8/10/47 .............. United States 3,751,827 14,192

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
j
2014-UBS6, C, FRN, 4.398%, 12/10/47 ................. United States 264,063 $ 260,861
j,k
2019-GC44, XA, IO, FRN, 0.725%, 8/15/57 .............. United States 84,787,096 1,670,730
b,j,k
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.03% , 1/15/49 .......................... United States 5,851,467 944
j
CSAIL Commercial Mortgage Trust ,
2015-C1, C, FRN, 3.958%, 4/15/50 .................... United States 1,507,000 1,375,590
k
2019-C17, XA, IO, FRN, 1.461%, 9/15/52 ................ United States 55,149,354 2,403,541
j,k
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.784% , 12/15/49 .... United States 87,898,475 531,127
b,j
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.531% ,
8/10/44 ......................................... United States 2,977,719 2,876,000
j,k
GS Mortgage Securities Trust ,
2014-GC22, XA, IO, FRN, 0.744%, 6/10/47 .............. United States 13,132,333 77,076
2014-GC26, XA, IO, FRN, 0.587%, 11/10/47 ............. United States 31,637 1
b,j
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 614,000 595,480
2012-LC9, D, 144A, FRN, 3.69%, 12/15/47 .............. United States 737,000 702,052
l
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 2,038,000 88,806
j
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.071%, 7/15/45 ................... United States 135,715 130,483
b
2013-C14, D, 144A, FRN, 4.173%, 8/15/46 .............. United States 917,000 710,189
k
2014-C22, XA, IO, FRN, 0.549%, 9/15/47 ................ United States 1,542,418 24
k
2014-C25, XA, IO, FRN, 0.618%, 11/15/47 ............... United States 4,881,659 59
j
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.915%, 6/15/51 .................... United States 387,000 346,058
k
2019-COR6, XA, IO, FRN, 1.039%, 11/13/52 ............. United States 65,959,699 2,048,418
j
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.798%, 8/15/45 ............... United States 534,143 524,021
b
2013-C10, F, 144A, FRN, 4.112%, 7/15/46 ............... United States 2,331,000 187,231
k
2015-C26, XA, IO, FRN, 1.034%, 10/15/48 ............... United States 22,153,551 514
2015-C27, C, FRN, 4.631%, 12/15/47 .................. United States 3,614,000 3,412,251
Morgan Stanley Capital I Trust ,
2015-UBS8, A4, 3.809%, 12/15/48 ..................... United States 403,000 399,912
j
2015-UBS8, B, FRN, 4.315%, 12/15/48 ................. United States 319,000 306,043
j,k
2016-BNK2, XA, IO, FRN, 1.075%, 11/15/49 ............. United States 21,686,327 219,823
j,k
2016-UB12, XA, IO, FRN, 0.767%, 12/15/49 ............. United States 60,498,849 418,483
j,k
2018-H3, XA, IO, FRN, 0.962%, 7/15/51 ................. United States 48,768,980 948,898
j,k
2018-H4, XA, IO, FRN, 0.968%, 12/15/51 ................ United States 51,852,312 1,274,830
j
2018-L1, C, FRN, 4.939%, 10/15/51 .................... United States 341,000 312,424
b,g
Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.718%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 2,667,356 2,673,322
2020-01, M10, 144A, FRN, 8.218%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 3,123,122 3,177,645
b,l
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,661,295 135
j,k
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 1.124%, 12/15/50 ................ United States 56,055,397 1,224,799
2018-C12, XA, IO, FRN, 1.019%, 8/15/51 ................ United States 104,127,584 2,456,682
j,k
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 64,155 151
Wells Fargo Commercial Mortgage Trust ,
2015-C31, AS, 4.049%, 11/15/48 ...................... United States 712,000 704,608
j
2015-LC20, C, FRN, 4.056%, 4/15/50 .................. United States 731,649 702,376
j,k
2017-C41, XA, IO, FRN, 1.301%, 11/15/50 ............... United States 76,326,553 1,755,572
j
2018-C46, C, FRN, 5.118%, 8/15/51 ................... United States 412,000 380,344
j,k
2019-C50, XA, IO, FRN, 1.571%, 5/15/52 ................ United States 42,667,216 1,795,223

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
j,k
2020-C55, XA, IO, FRN, 1.399%, 2/15/53 ................ United States 62,316,521 $ 2,975,751
j
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 1,121,000 1,006,377
j
WFRBS Commercial Mortgage Trust ,
2013-C11, B, FRN, 3.714%, 3/15/45 .................... United States 982,363 967,331
k
2013-C14, XA, IO, FRN, 0.456%, 6/15/46 ................ United States 1,511,591 13
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 1,285,000 1,228,826
k
2014-C22, XA, IO, FRN, 0.393%, 9/15/57 ................ United States 3,273,547 661
k
2014-C23, XA, IO, FRN, 0.215%, 10/15/57 ............... United States 5,157,489 36
59,695,007
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $66,502,979) ..............
59,695,007
Mortgage-Backed Securities 45.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.1%
FHLMC Pool, 15 Year, 3%, 7/01/34 - 5/01/35 ............... United States 1,471,553 1,409,906
FHLMC Pool, 30 Year, 2%, 2/01/51 - 5/01/51 ............... United States 1,547,132 1,238,611
FHLMC Pool, 30 Year, 2.5%, 4/01/43 - 1/01/52 ............. United States 2,980,354 2,527,235
FHLMC Pool, 30 Year, 3%, 10/01/46 ..................... United States 1,066,602 949,401
FHLMC Pool, 30 Year, 3.5%, 4/01/42 - 2/01/47 ............. United States 2,065,136 1,906,986
FHLMC Pool, 30 Year, 4%, 12/01/44 - 7/01/49 .............. United States 2,226,732 2,115,621
FHLMC Pool, 30 Year, 4.5%, 8/01/44 - 11/01/49 ............ United States 355,252 348,011
FHLMC Pool, 30 Year, 5%, 3/01/41 - 7/01/52 ............... United States 950,646 938,244
FHLMC Pool, 30 Year, 5.5%, 9/01/53 ..................... United States 4,468,425 4,506,359
FHLMC Pool, 30 Year, 5.5%, 9/01/53 - 11/01/53 ............ United States 3,227,237 3,244,277
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 2,456,703 2,510,796
21,695,447
Federal National Mortgage Association (FNMA) Fixed Rate 26.5%
FNMA, 3.5%, 2/01/47 - 6/01/56 ......................... United States 3,236,080 2,941,021
FNMA, 3.5%, 9/01/57 ................................ United States 5,113,458 4,611,944
FNMA, 4%, 1/01/45 - 1/01/57 .......................... United States 3,426,944 3,216,127
FNMA, 15 Year, 2%, 2/01/37 ........................... United States 4,208,064 3,856,884
FNMA, 15 Year, 2%, 3/01/37 ........................... United States 3,323,318 3,049,011
FNMA, 15 Year, 2.5%, 9/01/36 ......................... United States 3,952,124 3,702,687
FNMA, 15 Year, 3%, 5/01/37 ........................... United States 1,651,126 1,568,655
FNMA, 15 Year, 3.5%, 6/01/31 ......................... United States 126,608 125,424
FNMA, 20 Year, 1.5%, 11/01/41 ......................... United States 6,858,594 5,636,710
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 3,259,280 2,616,222
FNMA, 30 Year, 2.5%, 12/01/50 - 2/01/52 ................. United States 4,286,332 3,602,174
FNMA, 30 Year, 3%, 9/01/42 - 4/01/52 .................... United States 8,616,431 7,691,434
FNMA, 30 Year, 3.5%, 5/01/42 - 4/01/52 .................. United States 3,457,965 3,191,631
FNMA, 30 Year, 4%, 8/01/44 - 11/01/49 ................... United States 2,244,041 2,121,343
FNMA, 30 Year, 4.5%, 7/01/44 - 11/01/49 ................. United States 1,280,797 1,252,177
FNMA, 30 Year, 5%, 3/01/40 - 9/01/52 .................... United States 7,675,479 7,586,512
FNMA, 30 Year, 5.5%, 8/01/53 ......................... United States 4,307,658 4,342,632
FNMA, 30 Year, 5.5%, 1/01/33 - 9/01/53 .................. United States 523,216 528,894
FNMA, 30 Year, 5.5%, 11/01/53 ......................... United States 5,275,244 5,312,918
FNMA, 30 Year, 6%, 2/01/36 - 4/01/53 .................... United States 1,156,077 1,201,332
m
Uniform Mortgage-Backed Securities, 1.5%, TBA, 5/25/40 ..... United States 8,000,000 7,063,322
m
Uniform Mortgage-Backed Securities, 2%, TBA, 5/25/40 ...... United States 7,000,000 6,360,876
m
Uniform Mortgage-Backed Securities, 2%, TBA, 5/25/55 ...... United States 69,000,000 54,746,532
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/40 ..... United States 3,000,000 2,788,397
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/55 ..... United States 34,000,000 28,270,431
m
Uniform Mortgage-Backed Securities, 3%, TBA, 5/25/40 ...... United States 1,000,000 949,570
m
Uniform Mortgage-Backed Securities, 3%, TBA, 5/25/55 ...... United States 9,000,000 7,812,132

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
m
Uniform Mortgage-Backed Securities, 3.5%, TBA, 5/25/40 ..... United States 1,000,000 $ 963,582
m
Uniform Mortgage-Backed Securities, 4%, TBA, 5/25/55 ...... United States 11,000,000 10,252,862
m
Uniform Mortgage-Backed Securities, 4.5%, TBA, 5/25/55 ..... United States 5,000,000 4,782,423
m
Uniform Mortgage-Backed Securities, 5.5%, TBA, 5/25/55 ..... United States 19,000,000 18,961,952
m
Uniform Mortgage-Backed Securities, 6%, TBA, 5/25/55 ...... United States 63,000,000 63,917,748
m
Uniform Mortgage-Backed Securities, 6.5%, TBA, 5/25/55 ..... United States 1,000,000 1,029,926
276,055,485
n
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 4.085% - 4.7%, 5/20/65 - 8/20/65 ................ United States 219,646 217,948
GNMA II, 6.392%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 12/20/68 ................... United States 928,033 967,997
1,185,945
Government National Mortgage Association (GNMA) Fixed Rate 16.8%
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 42,274 39,093
GNMA I, Single-family, 30 Year, 5%, 6/15/40 ............... United States 1,062,781 1,074,978
GNMA I, Single-family, 30 Year, 6.5%, 3/15/31 - 10/15/31 ...... United States 65,354 67,338
GNMA II, 30 Year, 3.5%, 9/20/48 ........................ United States 893,367 820,676
GNMA II, 30 Year, 4.5%, 7/20/52 ........................ United States 620,119 599,095
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,276,184 1,297,354
m
GNMA II, Single-family, 30 Year, 2%, 5/15/55 ............... United States 13,000,000 10,609,095
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 1,856,205 1,596,581
m
GNMA II, Single-family, 30 Year, 2.5%, 5/15/55 ............. United States 21,000,000 17,900,836
GNMA II, Single-family, 30 Year, 3%, 3/20/43 - 2/20/53 ....... United States 3,293,896 2,909,332
m
GNMA II, Single-family, 30 Year, 3%, 5/15/55 ............... United States 14,000,000 12,397,206
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 3/20/50 ..... United States 4,650,743 4,238,989
m
GNMA II, Single-family, 30 Year, 3.5%, 5/15/55 ............. United States 7,000,000 6,359,917
GNMA II, Single-family, 30 Year, 4%, 2/20/48 - 9/20/49 ....... United States 4,099,752 3,822,733
m
GNMA II, Single-family, 30 Year, 4%, 5/15/55 ............... United States 10,000,000 9,309,575
GNMA II, Single-family, 30 Year, 4.5%, 5/20/44 - 1/20/50 ...... United States 2,633,011 2,599,553
m
GNMA II, Single-family, 30 Year, 4.5%, 5/15/55 ............. United States 36,000,000 34,467,149
GNMA II, Single-family, 30 Year, 5%, 7/20/41 - 10/20/49 ...... United States 3,216,982 3,207,397
m
GNMA II, Single-family, 30 Year, 5%, 5/15/55 ............... United States 4,000,000 3,924,643
GNMA II, Single-family, 30 Year, 5.5%, 1/20/49 - 8/20/53 ...... United States 5,419,837 5,491,314
m
GNMA II, Single-family, 30 Year, 5.5%, 5/15/55 ............. United States 31,000,000 30,993,097
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 11/20/53 ...... United States 10,987,084 11,279,728
GNMA II, Single-family, 30 Year, 6.5%, 8/20/53 - 9/20/53 ...... United States 9,387,235 9,763,930
174,769,609
Total Mortgage-Backed Securities (Cost $476,091,457) .........................
473,706,486
Municipal Bonds 0.3%
California 0.1%
State of California , GO , 7.5% , 4/01/34 ....................
United States 770,000 895,599
Ohio 0.1%
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 845,000 830,540
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 675,000 750,969
Total Municipal Bonds (Cost $2,293,195) .....................................
2,477,108

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 8.0%
Financial Services 8.0%
b
A&D Mortgage Trust , 2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 . United States 667,893 $ 681,797
b
Angel Oak Mortgage Trust ,
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 1,182,935 1,172,207
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 870,049 865,907
b,j
Arroyo Mortgage Trust ,
2019-3, M1, 144A, FRN, 4.204%, 10/25/48 ............... United States 3,050,000 2,757,289
2020-1, A3, 144A, FRN, 3.328%, 3/25/55 ................ United States 150,000 134,389
b,j
BRAVO Residential Funding Trust , 2020-RPL1 , M1 , 144A, FRN ,
3.25% , 5/26/59 ................................... United States 5,430,000 5,140,584
b,j
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 2,100,000 1,981,072
b,g
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.741% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 397,804 379,410
b
Citigroup Mortgage Loan Trust , 2022-A , A1 , 144A, 6.17% , 9/25/62 United States 437,827 437,733
b
COLT Mortgage Loan Trust ,
j
2020-2, A2, 144A, FRN, 3.094%, 3/25/65 ................ United States 62,543 61,964
j
2021-1, B1, 144A, FRN, 3.144%, 6/25/66 ................ United States 2,996,000 2,180,072
2023-3, A1, 144A, 7.18%, 9/25/68 ..................... United States 981,930 996,084
b,g
Connecticut Avenue Securities Trust ,
2019-HRP1, M2, 144A, FRN, 6.618%, (30-day SOFR Average
+ 2.264%), 11/25/39 ................................ United States 101,694 101,886
2021-R03, 1M2, 144A, FRN, 6.004%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 123,000 123,328
2022-R01, 1M2, 144A, FRN, 6.254%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 215,000 216,122
2022-R02, 2M1, 144A, FRN, 5.554%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 67,485 67,453
2022-R02, 2M2, 144A, FRN, 7.354%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,549,000 1,581,273
2022-R03, 1M1, 144A, FRN, 6.454%, (30-day SOFR Average +
2.1%), 3/25/42 .................................... United States 145,286 146,601
2022-R03, 1M2, 144A, FRN, 7.854%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 38,000 39,302
2022-R04, 1M1, 144A, FRN, 6.354%, (30-day SOFR Average +
2%), 3/25/42 ..................................... United States 124,105 125,071
2022-R04, 1M2, 144A, FRN, 7.454%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 53,000 54,478
2022-R05, 2M1, 144A, FRN, 6.254%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 655,323 657,470
2022-R06, 1M1, 144A, FRN, 7.104%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 579,980 591,069
2022-R07, 1M1, 144A, FRN, 7.303%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 636,867 652,401
2022-R08, 1M1, 144A, FRN, 6.904%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 397,886 406,154
2023-R01, 1M1, 144A, FRN, 6.753%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 16,335 16,723
2023-R02, 1M1, 144A, FRN, 6.654%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 32,254 32,896
2023-R06, 1M1, 144A, FRN, 6.054%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 569,427 571,796
2023-R07, 2M1, 144A, FRN, 6.303%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 31,416 31,612
2024-R02, 1M1, 144A, FRN, 5.454%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 6,852 6,834
2024-R03, 2M1, 144A, FRN, 5.503%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 31,795 31,760

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
Connecticut Avenue Securities Trust, (continued)
2024-R04, 1M1, 144A, FRN, 5.454%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 62,381 $ 62,342
2024-R06, 1A1, 144A, FRN, 5.504%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 111,311 111,153
2024-R06, 1M1, 144A, FRN, 5.404%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 24,000 23,974
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 605,258 611,720
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 1,353,761 1,367,347
b,j
Deephaven Residential Mortgage Trust , 2022-3 , A3 , 144A, FRN ,
5.3% , 7/25/67 .................................... United States 2,441,621 2,468,229
b,j
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 131,000 128,116
j
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 539,000 519,630
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 3,845,934 3,751,996
b
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 2,024,000 1,883,513
g
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.168% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 49,264 50,048
b,g
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.004%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 17,845 17,904
2021-DNA6, M2, 144A, FRN, 5.854%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 121,963 121,846
2021-DNA7, M2, 144A, FRN, 6.154%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 394,000 395,478
2021-HQA4, M1, 144A, FRN, 5.304%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 31,223 31,003
2021-HQA4, M2, 144A, FRN, 6.704%, (30-day SOFR Average
+ 2.35%), 12/25/41 ................................ United States 3,732,140 3,757,472
2022-DNA2, M1A, 144A, FRN, 5.654%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 5,763 5,761
2022-DNA3, M1A, 144A, FRN, 6.354%, (30-day SOFR Average
+ 2%), 4/25/42 .................................... United States 4,530 4,585
2022-DNA3, M1B, 144A, FRN, 7.254%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 10,000 10,274
2022-DNA4, M1A, 144A, FRN, 6.554%, (30-day SOFR Average
+ 2.2%), 5/25/42 .................................. United States 22,980 23,338
2022-DNA5, M1A, 144A, FRN, 7.304%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 29,236 29,829
2022-DNA6, M1A, 144A, FRN, 6.504%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 168,789 169,981
2022-DNA6, M1B, 144A, FRN, 8.054%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 27,000 28,290
2022-HQA1, M1A, 144A, FRN, 6.454%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 4,775 4,798
2022-HQA1, M2, 144A, FRN, 9.604%, (30-day SOFR Average
+ 5.25%), 3/25/42 ................................. United States 6,323,000 6,708,329
2022-HQA2, M1B, 144A, FRN, 8.354%, (30-day SOFR Average
+ 4%), 7/25/42 .................................... United States 1,000,000 1,053,583
2022-HQA3, M1A, 144A, FRN, 6.654%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 804,895 816,859
2023-DNA1, M1A, 144A, FRN, 6.453%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 62,614 63,680
2023-HQA2, M1A, 144A, FRN, 6.354%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 46,279 46,536

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
FHLMC STACR REMIC Trust, (continued)
2023-HQA3, A1, 144A, FRN, 6.204%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 95,648 $ 96,522
2023-HQA3, M1, 144A, FRN, 6.204%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 28,326 28,469
2024-DNA1, A1, 144A, FRN, 5.704%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 110,273 110,399
2024-DNA2, A1, 144A, FRN, 5.604%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 116,908 116,903
FNMA , 2003-34 , P1 , Strip , 4/25/43 ......................
United States 51,889 47,093
g
FNMA Connecticut Avenue Securities ,
2016-C01, 1M2, FRN, 11.218%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 11,526 11,889
2017-C06, 1M2B, FRN, 7.118%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 8,554 8,576
2018-C02, 2M2, FRN, 6.668%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 7,085 7,198
2018-C05, 1M2, FRN, 6.818%, (30-day SOFR Average +
2.464%), 1/25/31 .................................. United States 827,745 834,713
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 1,267,809 1,232,430
b
GS Mortgage-Backed Securities Trust ,
j
2020-RPL1, M2, 144A, FRN, 3.79%, 7/25/59 ............. United States 1,125,000 970,338
2024-RPL4, A1, 144A, 3.9%, 9/25/61 ................... United States 483,760 469,641
b
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% ,
11/25/64 ........................................ United States 493,265 497,231
b,j
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.368% , 8/26/47 .............................. United States 1,331,219 1,325,256
b,g
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 5.704% , ( 30-day SOFR Average + 1.35% ), 7/25/54 United States 230,050 227,831
b
NYMT Loan Trust , 2022-SP1 , A1 , 144A, 5.25% , 7/25/62 ...... United States 2,797,015 2,788,670
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ......... United States 1,252,405 1,266,549
b,j
PRKCM Trust , 2023-AFC2 , A1 , 144A, FRN , 6.482% , 6/25/58 ... United States 4,434,001 4,457,013
b,j
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 1,895,860 1,823,344
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 1,898,000 1,902,155
b,g
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 4,000,000 4,014,013
2024-2, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
6/22/25 ......................................... United States 3,840,000 3,843,227
2024-5, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 3,620,000 3,618,219
b,j
Towd Point Mortgage Trust ,
2015-6, M1, 144A, FRN, 3.75%, 4/25/55 ................ United States 75,969 75,715
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 209,000 175,583
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 327,000 294,622
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 1,706,232 1,709,283
b
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 1,338,645 1,333,920
g
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13, A1B2, FRN, 5.301%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 625,999 609,383
2005-AR13, A1C4, FRN, 5.301%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 2,192,304 2,121,624
2005-AR17, A1B2, FRN, 5.261%, (1-month SOFR + 0.934%),
12/25/45 ........................................ United States 1,132,569 1,013,000

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
WaMu Mortgage Pass-Through Certificates Trust, (continued)
2005-AR2, 2A1B, FRN, 5.181%, (1-month SOFR + 0.854%),
1/25/45 ......................................... United States 220,593 $ 216,158
83,757,318
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $83,392,053) ...............
83,757,318
Agency Commercial Mortgage-Backed Securities 5.3%
Financial Services 5.3%
FHLMC ,
g
3065, DC, FRN, 6.482%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 119,150 124,616
j
3117, AF, FRN, 0%, 2/15/36 .......................... United States 6,996 6,131
3369, BO, Strip, 9/15/37 ............................. United States 2,220 1,880
3391, Strip, 4/15/37 ................................ United States 29,671 25,796
g
3408, EK, FRN, 7.85%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 185,609 218,041
k
4018, DI, IO, 4.5%, 7/15/41 .......................... United States 117,779 2,545
g
406, F30, FRN, 5.504%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 1,997,778 2,008,171
k
4132, IP, IO, 4.5%, 11/15/42 .......................... United States 523,982 40,140
g,k
4839, WS, IO, FRN, 1.641%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 13,085,760 1,930,597
k
5050, IM, IO, 3.5%, 10/25/50 ......................... United States 2,359,225 470,393
k
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,389,216 725,734
b,g
FHLMC, Multi-family Structured Pass-Through Certificates , 2021-
MN3 , M2 , 144A, FRN , 8.354% , ( 30-day SOFR Average + 4% ),
11/25/51 ........................................ United States 478,000 497,874
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 3,210 2,680
2007-14, KO, Strip, 3/25/37 .......................... United States 27,468 23,112
k
2012-128, QI, IO, 3.5%, 6/25/42 ....................... United States 1,194,397 44,503
k
2015-33, AI, IO, 5%, 6/25/45 ......................... United States 6,878,936 911,992
k
2017-72, ID, IO, 4.5%, 9/25/47 ........................ United States 11,103,278 2,147,723
k
2021-12, NI, IO, 2.5%, 3/25/51 ........................ United States 24,023,238 3,973,451
k
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 4,163,941 536,844
k
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 3,358,517 529,173
k
409, C24, IO, 4.5%, 4/25/42 .......................... United States 3,183,407 664,778
b
FREMF Mortgage Trust ,
j
2015-K51, B, 144A, FRN, 4.095%, 10/25/48 .............. United States 1,402,000 1,392,009
g
2018-KF43, B, 144A, FRN, 6.598%, (30-day SOFR Average +
2.264%), 1/25/28 .................................. United States 2,579,818 2,487,234
GNMA ,
k
2009-79, IC, IO, 6%, 8/20/39 ......................... United States 2,398,304 278,220
k
2010-9, UI, IO, 5%, 1/20/40 .......................... United States 2,489,901 515,015
j,k
2010-H19, GI, IO, FRN, 1.455%, 8/20/60 ................ United States 3,428,277 121,032
g,k
2011-70, YI, IO, FRN, 0.15%, (1-month SOFR + 4.886%),
12/20/40 ........................................ United States 2,955,466 21,834
k
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 6,233,344 964,793
k
2012-136, IO, 3.5%, 11/20/42 ......................... United States 4,971,891 671,990
k
2012-38, MI, IO, 4%, 3/20/42 ......................... United States 11,173,278 1,970,943
k
2013-164, CI, IO, 3%, 11/16/28 ....................... United States 831,703 18,445
k
2014-100, JI, IO, 3.5%, 7/16/29 ....................... United States 1,266,302 43,162
k
2014-102, IG, IO, 3.5%, 3/16/41 ....................... United States 474,983 10,789
k
2014-180, IO, 5%, 12/20/44 .......................... United States 5,869,295 1,173,031
k
2014-30, KI, IO, 3%, 2/16/29 ......................... United States 409,954 8,672

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
k
2014-5, LI, IO, 3%, 1/16/29 .......................... United States 397,000 $ 8,388
k
2014-71, BI, IO, 4.5%, 5/20/29 ........................ United States 9,744 168
k
2014-76, IO, 5%, 5/20/44 ............................ United States 1,531,559 323,111
j,k
2014-H11, GI, IO, FRN, 1.542%, 6/20/64 ................ United States 17,525,462 433,194
k
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 1,248,871 60,837
k
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 5,492,895 1,096,707
j,k
2015-H01, CI, IO, FRN, 1.587%, 12/20/64 ............... United States 2,149,399 49,606
j,k
2015-H04, AI, IO, FRN, 1.628%, 12/20/64 ............... United States 9,783,530 296,458
j,k
2015-H10, CI, IO, FRN, 1.807%, 4/20/65 ................ United States 8,953,548 222,970
j,k
2015-H12, AI, IO, FRN, 1.837%, 5/20/65 ................ United States 6,837,582 153,497
j,k
2015-H12, EI, IO, FRN, 1.722%, 4/20/65 ................ United States 10,107,152 214,039
j,k
2015-H12, GI, IO, FRN, 1.816%, 5/20/65 ................ United States 10,647,021 347,881
j,k
2015-H16, XI, IO, FRN, 2.991%, 7/20/65 ................ United States 5,917,962 316,919
j,k
2015-H20, AI, IO, FRN, 1.829%, 8/20/65 ................ United States 8,413,958 213,109
j,k
2015-H25, AI, IO, FRN, 1.62%, 9/20/65 ................. United States 7,505,199 110,851
j,k
2015-H25, CI, IO, FRN, 2.26%, 10/20/65 ................ United States 6,101,243 242,317
j,k
2015-H26, DI, IO, FRN, 2.383%, 10/20/65 ............... United States 5,518,119 262,673
j,k
2016-H11, HI, IO, FRN, 1.973%, 1/20/66 ................ United States 4,861,330 116,721
j,k
2016-H23, NI, IO, FRN, 3.027%, 10/20/66 ............... United States 12,171,663 528,859
j,k
2016-H24, JI, IO, FRN, 2.788%, 11/20/66 ................ United States 5,147,876 292,636
j,k
2017-H08, NI, IO, FRN, 2.298%, 3/20/67 ................ United States 5,003,147 162,495
j,k
2017-H10, MI, IO, FRN, 1.222%, 4/20/67 ................ United States 6,797,792 201,249
j,k
2017-H12, QI, IO, FRN, 1.744%, 5/20/67 ................ United States 7,336,779 291,989
j,k
2017-H18, CI, IO, FRN, 2.589%, 9/20/67 ................ United States 6,434,834 422,636
j,k
2017-H23, BI, IO, FRN, 1.904%, 11/20/67 ............... United States 7,995,276 286,119
j,k
2018-H02, EI, IO, FRN, 2.331%, 1/20/68 ................ United States 7,862,117 362,585
j,k
2018-H17, GI, IO, FRN, 2.528%, 10/20/68 ............... United States 11,852,840 443,071
g,k
2019-121, SD, IO, FRN, 1.567%, (1-month SOFR + 5.886%),
10/20/49 ........................................ United States 2,477,485 294,145
g,k
2019-125, SG, IO, FRN, 1.617%, (1-month SOFR + 5.936%),
10/20/49 ........................................ United States 3,526,976 433,650
g,k
2019-65, BS, IO, FRN, 1.667%, (1-month SOFR + 5.986%),
5/20/49 ......................................... United States 5,799,790 624,570
k
2019-83, IO, 4.5%, 6/20/49 .......................... United States 7,552,466 1,597,528
j,k
2019-H02, DI, IO, FRN, 2.741%, 11/20/68 ............... United States 9,453,717 429,230
j,k
2019-H14, IB, IO, FRN, 2.583%, 8/20/69 ................ United States 11,599,517 523,962
g,k
2020-112, MS, IO, FRN, 1.867%, (1-month SOFR + 6.186%),
8/20/50 ......................................... United States 4,351,512 657,626
k
2020-123, NI, IO, 2.5%, 8/20/50 ....................... United States 14,393,160 2,129,763
k
2020-151, MI, IO, 2.5%, 10/20/50 ...................... United States 25,213,627 3,832,832
j,k
2020-H02, GI, IO, FRN, 2.599%, 1/20/70 ................ United States 14,761,044 748,887
k
2021-91, AI, IO, 3.5%, 5/20/51 ........................ United States 15,691,150 2,924,827
g
2023-140, JS, FRN, 5.225%, (30-day SOFR Average +
16.05%), 9/20/53 .................................. United States 1,103,606 1,137,684
g
2023-152, FB, FRN, 5.5%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 2,791,928 2,839,765
g,k
2023-19, S, IO, FRN, 1.617%, (1-month SOFR + 5.936%),
11/20/49 ........................................ United States 16,849,465 2,084,137
g
2023-66, PS, FRN, 4.5%, (30-day SOFR Average + 15.375%),
5/20/53 ......................................... United States 3,019,753 3,220,271
55,503,305
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $60,047,978) .......
55,503,305
Total Long Term Investments (Cost $1,289,936,174) ...........................
1,274,397,179
a

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 8.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.3%
o,p
U.S. Treasury Bills, 4.13%, 10/02/25 ..................... United States 13,700,000 $ 13,460,913
Total U.S. Government and Agency Securities (Cost $13,466,301) ...............
13,460,913
Shares
Money Market Funds 7.3%
a,q
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 75,789,919 75,789,919
Total Money Market Funds (Cost $75,789,919) ................................
75,789,919
Total Short Term Investments (Cost $89,256,220 ) ..............................
89,250,832
a
Total Investments (Cost $1,379,192,394) 130.9% ..............................
$1,363,648,011
TBA Sale Commitments (8.6)% ..............................................
(89,667,127)
Other Assets, less Liabilities (22.3)% ........................................
(231,575,310)
Net Assets 100.0% .........................................................
$1,042,405,574
a a a
Principal
Amount
*
r
TBA Sale Commitments (8.6)%
Mortgage-Backed Securities (8.6)%
Federal National Mortgage Association (FNMA) Fixed Rate (7.5)%
Uniform Mortgage-Backed Securities ,
5%, TBA, 5/25/55 .................................. United States (16,000,000) (15,664,809)
5.5%, TBA, 5/25/55 ................................ United States (63,000,000) (62,873,841)
(78,538,650)
Government National Mortgage Association (GNMA) Fixed Rate (1.1)%
GNMA II, Single-family, 30 Year, 6%, 5/15/55 ............... United States (11,000,000) (11,128,477)
Total TBA Sale Commitments (Proceeds $(89,309,063)) ........................
$(89,667,127)

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $305,918,488, representing 29.3% of net assets.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
See Note 1 ( f ) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1(e).
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
m
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
o
The rate shown represents the yield at period end.
p
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the value of this security pledged amounted to $8,991,395, representing 0.9% net assets.
q
The rate shown is the annualized seven-day yield at period end.
r
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 435 $ 48,815,156 6/18/25 $ 1,032,719
U.S. Treasury 10 Year Ultra Notes ................ Long 551 63,218,641 6/18/25 1,129,720
U.S. Treasury 2 Year Notes ..................... Long 199 41,421,539 6/30/25 393,033
U.S. Treasury 5 Year Notes ..................... Long 1,408 153,747,001 6/30/25 3,088,861
U.S. Treasury Long Bonds ..................... Long 228 26,590,500 6/18/25 142,103
U.S. Treasury Ultra Bonds ...................... Long 333 40,303,406 6/18/25 (60,442)
Total Futures Contracts ...................................................................... $5,725,994
*
As of period end.

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
At April 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. MSCO Sell 262,800 283,445 6/18/25 $ — $ (15,170)
Total Forward Exchange Contracts ................................................... — $(15,170)
Net unrealized appreciation (depreciation) ............................................ $(15,170)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 2,571,400 $ 61,328 $ 19,966
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 2,571,400 61,328 (26,282)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 156,700,000 650,305 795,869
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 235,050,000 (517,110) (791,832)
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 56,609,500 3,453,179 (335,367)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 8,620,800 441,385 (202,168)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 8,620,800 421,557 (58,589)
1.945%/1-day SOFR/Jun-51/(Purchased) BZWS 6/09/31 / 1.945% 14,445,000 778,586 (383,451)
(1.945%)/1-day SOFR/Jun-51/(Purchased) BZWS 6/09/31 / 1.945% 14,445,000 3,062,340 1,148,032
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 28,770,000 325,101 (168,153)
3.043%/1-day SOFR/Mar-52/(Purchased) JPHQ 3/29/32 / 3.043% 33,000,000 1,980,825 (16,012)
(4.5%)/1-day SOFR/Oct-30/(Written) MCML 10/09/25 / 4.5% 28,770,000 (93,670) 57,770
2.85%/1-day SOFR/Oct-30/(Purchased) MCML 10/09/25 / 2.85% 28,770,000 193,696 (4,749)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCML 1/31/28 / 4.384% 17,226,000 793,257 (122,905)
3.884%/1-day SOFR/Feb-38/(Purchased) MCML 1/31/28 / 3.884% 17,226,000 761,389 149,688
(3.86%)/1-day SOFR/Apr-38/(Purchased) MCML 4/03/28 / 3.86% 8,000,000 440,400 21,222
3.86%/1-day SOFR/Apr-38/(Purchased) MCML 4/03/28 / 3.86% 8,000,000 440,400 (13,858)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCML 3/29/32 / 4.01% 2,377,700 285,086 11,461
4.01%/1-day SOFR/Mar-52/(Purchased) MCML 3/29/32 / 4.01% 2,377,700 285,086 (3,217)
2.48%/1-day SOFR/Feb-59/(Purchased) MSCO 2/15/29 / 2.48% 37,620,500 2,334,766 (947,646)
(4.825%)/1 day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 15,152,700 548,528 –
Unrealized appreciation 2,204,008
Unrealized (depreciation) (3,074,229)
Total $(870,221)
*
In U.S. dollars unless otherwise indicated.

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
At April 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 641,000 $ 54,770 $ 84,659 $ (29,889)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 831,000 71,004 144,262 (73,258)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 953,000 81,429 490,603 (409,174)
CMBX.NA.BB.6 . (5.00)% Monthly MSCO 5/11/63 265,000 22,643 47,174 (24,531)
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 2,416,000 87,121 538,787 (451,666)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,485,000 (297,776) (605,950) 308,174
Non-
Investment
Grade
CMBX.
NA.BBB-.13 .. 3.00% Monthly MSCO 12/16/72 116,000 (25,659) (36,898) 11,239
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 2,416,000 (87,120) (145,536) 58,416
Investment
Grade
Total OTC Swap Contracts .............................................. $(93,588) $517,101 $(610,689)
Total Credit Default Swap Contracts .................................... $(93,588) $ 517,101 $(610,689)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.85% .... Annual 3/19/27 9,856,000 $ (76,032) $ (9,823) $ (66,209)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/27 535,891,000 4,917,858 860,236 4,057,622
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/19/30 6,199,000 109,995 34,472 75,523

Putnam Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025, the Fund had the following total return swap contracts outstanding. See Note
1(e)
.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 6/18/30 60,437,000 $ (1,185,006) $ (566,465) $ (618,541)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/19/35 17,980,000 182,371 (69,099) 251,470
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.85% .... Annual 6/18/35 85,071,000 (1,648,760) (364,089) (1,284,671)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 3/19/55 32,780,000 1,579,055 2,515,570 (936,515)
Receive Fixed 3.85% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/55 16,008,000 120,943 (6,142) 127,085
Receive Fixed 3.825% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/04/57 2,924,300 — — —
Total Centrally Cleared Swap Contracts ................................... $4,000,424 $2,394,660 $1,605,764
OTC Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual MSCO 9/21/27 700,000,000 5,617,489 (16,280,000) 21,897,489
Total OTC Swap Contracts ............................................ $5,617,489 $(16,280,000) $21,897,489
Total Interest Rate Swap Contracts ................................. $9,617,913 $ (13,885,340) $23,503,253
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Ephesus Funding Designated Activity Company
(DAC) ................................ 0.165% At Maturity MSCO 9/22/25 9,100,000 $ 103,584
Total Return Swap Contracts .................................................................... $103,584
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a fixed financing rate.
See Note 8 regarding other derivative information.
See A bbreviations on page 6 4 .

Putnam Income Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,286,189,895
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 93,002,499
Value - Unaffiliated issuers .................................................................. $1,270,568,972
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 93,079,039
Cash .................................................................................... 8,673,188
Receivables:
Investment securities sold ................................................................... 1,460,474
Receivable for sales of TBA securities (Note 1 d ) .................................................. 89,309,063
Capital shares sold ........................................................................ 940,399
Dividends and interest ..................................................................... 5,877,344
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 5,764,162
Variation margin on centrally cleared swap contracts ............................................... 510,747
OTC swap contracts (upfront payments $ 1,305,485 ) ................................................. 1,305,485
Unrealized appreciation on forward premium swap option contracts ..................................... 2,204,008
Unrealized appreciation on OTC swap contracts .................................................... 22,378,902
Prepaid expenses .......................................................................... 255,368
Total assets .......................................................................... 1,502,327,151
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,808,680
Payable for purchases of TBA securities (Note 1 d ) ................................................ 332,609,805
Capital shares redeemed ................................................................... 1,878,302
Management fees ......................................................................... 239,912
Administrative fees ........................................................................ 5,124
Distribution fees .......................................................................... 111,708
Transfer agent fees ........................................................................ 400,030
Trustees' fees and expenses ................................................................. 285,863
Variation margin on futures contracts ........................................................... 158,143
Deposits from brokers for:
OTC derivative contracts .................................................................. 7,770,000
OTC swap contracts (upfront receipts $ 17,068,384 ) ................................................. 17,068,384
Unrealized depreciation on OTC swap contracts .................................................... 988,518
Unrealized depreciation on OTC forward exchange contracts .......................................... 15,170
Unrealized depreciation on forward premium swap option contracts ..................................... 3,074,229
TBA sale commitments, at value (proceeds $89,309,063) (Note 1d) ..................................... 89,667,127
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 455,255
Accrued expenses and other liabilities ........................................................... 385,327
Total liabilities ......................................................................... 459,921,577
Net assets, at value ................................................................. $1,042,405,574
Net assets consist of:
Paid-in capital ............................................................................. $1,860,743,518
Total distributable earnings (losses) ............................................................. (818,337,944)
Net assets, at value ................................................................. $1,042,405,574

Putnam Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Income
Fund
Class A:
Net assets, at value ....................................................................... $386,352,076
Shares outstanding ........................................................................ 76,559,943
Net asset value per share
a ,b
.................................................................. $5.05
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $5.26
Class C:
Net assets, at value ....................................................................... $22,109,685
Shares outstanding ........................................................................ 4,440,973
Net asset value and maximum offering price per share
a ,b
............................................ $4.98
Class M:
Net assets, at value ....................................................................... $30,581,504
Shares outstanding ........................................................................ 6,342,900
Net asset value and maximum offering price per share
b
............................................. $4.82
Maximum offering price per share (net asset value per share ÷ 96 .75% )
b
................................ $4.98
Class R:
Net assets, at value ....................................................................... $4,877,909
Shares outstanding ........................................................................ 981,468
Net asset value and maximum offering price per share
b
............................................. $4.97
Class R5:
Net assets, at value ....................................................................... $3,493,839
Shares outstanding ........................................................................ 680,685
Net asset value and maximum offering price per share
b
............................................. $5.13
Class R6:
Net assets, at value ....................................................................... $104,916,132
Shares outstanding ........................................................................ 20,285,739
Net asset value and maximum offering price per share
b
............................................. $5.17
Class Y:
Net assets, at value ....................................................................... $490,074,429
Shares outstanding ........................................................................ 94,514,435
Net asset value and maximum offering price per share
b
............................................. $5.19
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Income Fund
Financial Statements
Statement of Operations
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $1,586,462
Interest: (net of foreign taxes of $104)
Unaffiliated issuers ........................................................................ 27,599,391
Total investment income ................................................................... 29,185,853
Expenses:
Management fees (Note 3 a ) ................................................................... 2,012,670
Administrative fees (Note 3 b ) .................................................................. 12,225
Distribution fees: (Note 3c )
    Class A ................................................................................ 486,562
    Class C ................................................................................ 119,541
    Class M ................................................................................ 77,382
    Class R ................................................................................ 11,871
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 310,684
    Class C ................................................................................ 19,071
    Class M ................................................................................ 24,702
    Class R ................................................................................ 3,791
    Class R5 ............................................................................... 2,024
    Class R6 ............................................................................... 27,149
    Class Y ................................................................................ 412,291
Custodian fees (Note 4 ) ...................................................................... 47,376
Reports to shareholders fees .................................................................. 74,774
Registration and filing fees .................................................................... 61,114
Professional fees ........................................................................... 167,343
Trustees' fees and expenses .................................................................. 18,978
Other .................................................................................... 7,451
Total expenses ......................................................................... 3,896,999
Expense reductions (Note 4 ) ............................................................... (8,114)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (631,525)
Net expenses ......................................................................... 3,257,360
Net investment income ................................................................ 25,928,493

Putnam Income Fund
Financial Statements
Statement of Operations
(continued)
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Income
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (18,345,064)
Foreign currency transactions ................................................................ (2,893)
Forward exchange contracts ................................................................. 16,336
Forward premium swap option contracts ........................................................ (680,482)
Futures contracts ......................................................................... (22,363,936)
TBA sale commitments ..................................................................... 2,453,144
Swap contracts ........................................................................... 3,735,398
Net realized gain (loss) .................................................................. (35,187,497)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 15,136,086
Non-controlled affiliates (Note 3 g ) ........................................................... 76,540
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,063,102
Forward exchange contracts ................................................................. (21,899)
Forward premium swap option contracts ........................................................ (1,456,337)
Futures contracts ......................................................................... 21,836,961
Swap contracts ........................................................................... (4,817,801)
Net change in unrealized appreciation (depreciation) ............................................ 34,816,652
Net realized and unrealized gain (loss) ............................................................ (370,845)
Net increase (decrease) in net assets resulting from operations .......................................... $25,557,648

Putnam Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Income Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $25,928,493 $55,595,517
Net realized gain (loss) ................................................. (35,187,497) 18,325,312
Net change in unrealized appreciation (depreciation) ........................... 34,816,652 72,736,812
Net increase (decrease) in net assets resulting from operations ................ 25,557,648 146,657,641
Distributions to shareholders:
Class A ............................................................. (24,731,065) (31,337,602)
Class B ............................................................. — (32,538)
Class C ............................................................. (1,469,862) (1,958,364)
Class M ............................................................ (2,039,494) (2,598,444)
Class R ............................................................. (296,135) (449,746)
Class R5 ............................................................ (210,027) (255,653)
Class R6 ............................................................ (6,837,171) (12,497,037)
Class Y ............................................................. (32,952,711) (44,050,132)
Total distributions to shareholders .......................................... (68,536,465) (93,179,516)
Capital share transactions: (Note 2 )
Class A ............................................................. (5,331,718) (31,030,133)
Class B ............................................................. — (748,813)
Class C ............................................................. (3,398,268) (3,910,087)
Class M ............................................................ (736,851) (2,665,043)
Class R ............................................................. 353,934 (1,760,048)
Class R5 ............................................................ 292,545 19,699
Class R6 ............................................................ (13,355,388) (55,940,578)
Class Y ............................................................. (25,980,800) (80,589,555)
Total capital share transactions ............................................ (48,156,546) (176,624,558)
Net increase (decrease) in net assets ................................... (91,135,363) (123,146,433)
Net assets:
Beginning of period ..................................................... 1,133,540,937 1,256,687,370
End of period .......................................................... $1,042,405,574 $1,133,540,937

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Income Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers seven classes of shares: Class A, Class C,
Class M, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to interest rate
risk of an underlying instrument such as a stock, bond,
index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,605,443 $18,326,151 9,496,678 $50,069,714
Shares issued in reinvestment of distributions .......... 4,467,230 22,319,734 5,362,519 28,130,561
Shares redeemed ............................... (9,046,295) (45,977,603) (20,757,922) (109,230,408)
Net increase (decrease) .......................... (973,622) $(5,331,718) (5,898,725) $(31,030,133)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 6,257 $32,330
Shares redeemed ............................... — — (149,883) (781,143)
Net increase (decrease) .......................... — $— (143,626) $(748,813)
Class C Shares:
Shares sold ................................... 299,875 $1,510,432 792,858 $4,131,626
Shares issued in reinvestment of distributions .......... 280,193 1,381,867 347,630 1,802,294
Shares redeemed
a
.............................. (1,252,048) (6,290,567) (1,896,413) (9,844,007)
Net increase (decrease) .......................... (671,980) $(3,398,268) (755,925) $(3,910,087)
Class M Shares:
Shares sold ................................... 2,200 $10,450 19,200 $96,088
Shares redeemed ............................... (152,200) (747,301) (547,500) (2,761,131)
Net increase (decrease) .......................... (150,000) $(736,851) (528,300) $(2,665,043)
Class R Shares:
Shares sold ................................... 124,035 $620,389 280,524 $1,465,714
Shares issued in reinvestment of distributions .......... 59,046 290,718 84,889 438,983
Shares redeemed ............................... (112,041) (557,173) (712,284) (3,664,745)
Net increase (decrease) .......................... 71,040 $353,934 (346,871) $(1,760,048)
1. Organization and Significant Accounting Policies
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Six Months Ended
April 30, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class R5 Shares:
Shares sold ................................... 44,343 $230,478 55,480 $294,573
Shares issued in reinvestment of distributions .......... 41,297 210,027 47,999 255,653
Shares redeemed ............................... (28,302) (147,960) (99,796) (530,527)
Net increase (decrease) .......................... 57,338 $292,545 3,683 $19,699
Class R6 Shares:
Shares sold ................................... 4,182,065 $21,800,245 9,528,180 $51,193,925
Shares issued in reinvestment of distributions .......... 1,148,654 5,878,390 2,119,500 11,367,166
Shares redeemed ............................... (7,808,259) (41,034,023) (21,986,227) (118,501,669)
Net increase (decrease) .......................... (2,477,540) $(13,355,388) (10,338,547) $(55,940,578)
Class Y Shares:
Shares sold ................................... 16,245,385 $85,243,117 39,290,494 $211,825,188
Shares issued in reinvestment of distributions .......... 5,821,702 29,897,211 7,482,629 40,232,778
Shares redeemed ............................... (27,134,293) (141,121,128) (61,525,281) (332,647,521)
Net increase (decrease) .......................... (5,067,206) $(25,980,800) (14,752,158) $(80,589,555)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such Funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended April 30, 2025, the annualized gross effective investment management fee rate was 0.374% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion,
0.315% of any excess thereafter.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.50%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.12%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $13,042
CDSC retained .............................................................................. $11,190
3. Transactions with Affiliates
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through February 28, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
February 28, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.33% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Income Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $17,212,580 $— $— $76,540 $17,289,120 691,980 $178,928
Putnam Short Term Investment
Fund, Class P, 4.468% ...... 112,870,623 184,218,525 (221,299,229) — — 75,789,919 75,789,919 1,407,534
Total Affiliated Securities ... $112,870,623 $201,431,105 $(221,299,229) $— $76,540 $93,079,039 $1,586,462
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 244,958,815
Long term ................................................................................ 488,863,446
Total capital loss carryforwards ............................................................... $733,822,261
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2025, aggregated $4,327,995,457 and $4,503,929,213, respectively.
7. Credit Risk and Defaulted Securities
At April 30, 2025, the Fund had 5.6% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At April 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $1,275,848,737
Unrealized appreciation ........................................................................ $124,675,068
Unrealized depreciation ........................................................................ (36,875,794)
Net unrealized appreciation (depreciation) .......................................................... $87,799,274
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 5,786,436
a
Variation margin on futures
contracts
$ 60,442
a
Variation margin on centrally
cleared swap contracts
4,511,700
b
Variation margin on centrally
cleared swap contracts
2,905,936
b
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
16,280,000
Unrealized appreciation on OTC
swap contracts
22,001,073 Unrealized depreciation on OTC
swap contracts
—
Unrealized appreciation on
forward premium swap option
contracts
2,204,008 Unrealized depreciation on
forward premium swap option
contracts
3,074,229
5. Income Taxes
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Income Fund (continued)
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ — Unrealized depreciation on OTC
forward exchange contracts
$ 15,170
Credit contracts ............
OTC swap contracts (upfront
payments)
1,305,485 OTC swap contracts (upfront
receipts)
788,384
Unrealized appreciation on OTC
swap contracts
377,829 Unrealized depreciation on OTC
swap contracts
988,518
Total .................... $36,186,531 $24,112,679
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(22,363,936) Futures contracts $21,836,961
Swap contracts 4,737,843 Swap contracts (5,770,473)
Forward premium swap option
contracts (680,482)
Forward premium swap option
contracts (1,456,337)
Foreign exchange contracts .....
Forward exchange contracts 16,336 Forward exchange contracts (21,899)
Credit contracts ...............
Swap contracts (1,002,445) Swap contracts 952,672
Total ....................... $(19,292,684) $15,540,924
Putnam Income Fund
Futures contracts .......................................................................... $ 454,615,864
Swap contracts ............................................................................ 2,652,483,021
Forwards exchange contracts ................................................................. 293,955
Options .................................................................................. 1,105,913,086
8. Other Derivative Information
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At April 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Income Fund
Forward Exchange Contracts ............................. $ — $ 15,170
Forward Premium Swap Option Contracts ................... 2,204,008 3,074,229
Swap Contracts ....................................... 23,684,387 18,056,902
Total ............................................. $25,888,395 $21,146,301
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam Income Fund
Counterparty
BNDP ................... $ 815,835 $ (815,835) $ — $ — $ —
BOFA .................... 58,416 (58,416) — — —
BZWS ................... 1,148,032 (383,451) — (748,000) 16,581
CITI ..................... 392,833 (392,833) — — —
GSCO ................... 144,262 (73,258) — (71,004) —
JPHQ ................... 1,029,390 (876,852) — (152,538) —
MCML ................... 240,141 (144,729) — — 95,412
MSCO ................... 22,059,486 (17,304,245) — (4,755,241) —
Total ................... $25,888,395 $(20,049,619) $— $(5,726,783) $111,993
$ 1
8. Other Derivative Information
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 59.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes,
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Income Fund
Counterparty
BNDP ................... $ 1,153,481 $ (815,835) $ (262,340) $ — $ 75,306
BOFA .................... 406,293 (58,416) (347,877) — —
BZWS ................... 383,451 (383,451) — — —
CITI ..................... 803,992 (392,833) (339,962) — 71,197
GSCO ................... 73,258 (73,258) — — —
JPHQ ................... 876,852 (876,852) — — —
MCML ................... 144,729 (144,729) — — —
MSCO ................... 17,304,245 (17,304,245) — — —
Total ................... $21,146,301 $(20,049,619) $(950,179) $— $146,503
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
8. Other Derivative Information
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 17,289,120 $ — $ — $ 17,289,120
Corporate Bonds ........................ — 407,925,425 — 407,925,425
Senior Floating Rate Interests ............... — 11,515,054 — 11,515,054
Foreign Government and Agency Securities .... — 16,366,536 — 16,366,536
U.S. Government and Agency Securities ....... — 455,255 — 455,255
Asset-Backed Securities ................... — 145,706,565 — 145,706,565
Commercial Mortgage-Backed Securities :
Financial Services ...................... — 59,695,007 — 59,695,007
Mortgage-Backed Securities ................ — 473,706,486 — 473,706,486
Municipal Bonds ......................... — 2,477,108 — 2,477,108
Residential Mortgage-Backed Securities ....... — 83,757,318 — 83,757,318
Agency Commercial Mortgage-Backed Securities — 55,503,305 — 55,503,305
Short Term Investments ................... 75,789,919 13,460,913 — 89,250,832
Total Investments in Securities ........... $93,079,039 $1,270,568,972 $— $1,363,648,011
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $2,204,008 $— $2,204,008
Futures Contracts ....................... 5,786,436 — — 5,786,436
Swap Contracts ......................... — 26,890,602 — 26,890,602
Total Other Financial Instruments ......... $5,786,436 $29,094,610 $— $34,881,046
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 89,667,127 $ — $ 89,667,127
Forward Exchange Contracts ............... — 15,170 — 15,170
Forward Premium Swap Option Contracts ...... — 3,074,229 — 3,074,229
9. Credit Facility
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Income Fund (continued)
Liabilities: (continued)
Other Financial Instruments: (continued)
Futures Contracts ........................ $60,442 $— $— $60,442
Swap Contracts ......................... — 3,894,454 — 3,894,454
Total Other Financial Instruments ......... $60,442 $96,650,980 $— $96,711,422
10. Fair Value Measurements
(continued)

Putnam Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCML
Mizuho Capital Markets LLC
MSCO
Morgan Stanley
NATW
NatWest Markets Plc
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CME Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF Exchange-Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Notes
GNMA Government National Mortgage Association
GO General Obligation
IO Interest Only
PIK Payment-In-Kind
REIT Real Estate Investment Trust
REMICs Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk
TBA To Be Announced
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.41%

Putnam Income Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38901-SFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Income Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 26, 2025